UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Equity Income Fund

February 28, 2019

EPI-QTLY-0419
1.797924.115

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.5%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	170,336	$5,301
Verizon Communications, Inc.	965,390	54,950
		60,251
Entertainment - 2.2%
Cinemark Holdings, Inc.	344,600	12,967
The Walt Disney Co.	203,100	22,918
		35,885
Media - 5.6%
Comcast Corp. Class A	1,121,200	43,357
Informa PLC	1,219,872	11,410
Interpublic Group of Companies, Inc.	608,500	14,014
Omnicom Group, Inc.	288,600	21,847
		90,628
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	323	23

TOTAL COMMUNICATION SERVICES		186,787

CONSUMER DISCRETIONARY - 3.2%
Automobiles - 0.5%
Subaru Corp.	340,500	8,676
Hotels, Restaurants & Leisure - 1.8%
Six Flags Entertainment Corp.	181,900	10,134
Wyndham Destinations, Inc.	266,800	12,014
Wyndham Hotels & Resorts, Inc.	131,500	6,913
		29,061
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(b)(c)(d)	52,800	1,793
Textiles, Apparel & Luxury Goods - 0.8%
Tapestry, Inc.	361,300	12,624

TOTAL CONSUMER DISCRETIONARY		52,154

CONSUMER STAPLES - 8.5%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	184,905	11,401
Food & Staples Retailing - 0.3%
Sysco Corp.	74,200	5,012
Food Products - 2.2%
General Mills, Inc.	415,440	19,580
The J.M. Smucker Co.	156,300	16,554
		36,134
Household Products - 0.8%
Reckitt Benckiser Group PLC	161,800	12,357
Personal Products - 0.8%
Unilever NV (NY Reg.)	232,600	12,556
Tobacco - 3.7%
Altria Group, Inc.	396,500	20,781
British American Tobacco PLC sponsored ADR	944,401	34,697
Imperial Tobacco Group PLC	143,798	4,788
		60,266

TOTAL CONSUMER STAPLES		137,726

ENERGY - 10.5%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	380,300	10,032
Oil, Gas & Consumable Fuels - 9.9%
BP PLC sponsored ADR	394,700	16,834
Chevron Corp.	514,769	61,556
Enterprise Products Partners LP	694,100	19,192
Suncor Energy, Inc.	551,000	18,993
Targa Resources Corp.	101,000	4,064
The Williams Companies, Inc.	894,050	23,862
Valero Energy Corp.	193,000	15,741
		160,242

TOTAL ENERGY		170,274

FINANCIALS - 21.5%
Banks - 9.9%
Bank of America Corp.	1,306,900	38,005
Bank OZK	337,800	11,080
First Hawaiian, Inc.	255,600	6,891
Huntington Bancshares, Inc.	1,049,500	15,123
JPMorgan Chase & Co.	128,857	13,448
PNC Financial Services Group, Inc.	141,500	17,832
Wells Fargo & Co.	1,172,850	58,513
		160,892
Capital Markets - 3.9%
Apollo Global Management LLC Class A	653,800	19,156
Lazard Ltd. Class A	243,600	9,118
Northern Trust Corp.	105,000	9,786
OM Asset Management Ltd.	180,700	2,557
State Street Corp.	207,699	14,927
The Blackstone Group LP	222,403	7,426
		62,970
Consumer Finance - 2.3%
Capital One Financial Corp.	239,400	20,009
Discover Financial Services	121,600	8,708
Synchrony Financial	272,800	8,896
		37,613
Insurance - 4.8%
Chubb Ltd.	248,584	33,285
FNF Group	176,200	6,183
Principal Financial Group, Inc.	189,200	9,959
The Travelers Companies, Inc.	213,500	28,376
		77,803
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	528,500	9,328

TOTAL FINANCIALS		348,606

HEALTH CARE - 13.9%
Biotechnology - 1.8%
Amgen, Inc.	156,249	29,700
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.	56,300	14,007
Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	152,100	12,670
CVS Health Corp.	299,736	17,334
McKesson Corp.	123,400	15,692
Quest Diagnostics, Inc.	28,000	2,423
UnitedHealth Group, Inc.	100,700	24,392
		72,511
Pharmaceuticals - 6.7%
Bayer AG	86,400	6,903
Bristol-Myers Squibb Co.	369,300	19,078
GlaxoSmithKline PLC	834,500	16,632
Johnson & Johnson	235,218	32,140
Roche Holding AG (participation certificate)	50,020	13,882
Sanofi SA sponsored ADR	481,000	20,010
		108,645

TOTAL HEALTH CARE		224,863

INDUSTRIALS - 10.0%
Aerospace & Defense - 5.3%
General Dynamics Corp.	187,700	31,950
Northrop Grumman Corp.	17,000	4,929
United Technologies Corp.	384,007	48,258
		85,137
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	90,700	8,197
Industrial Conglomerates - 1.0%
General Electric Co.	1,578,454	16,400
Machinery - 2.4%
Allison Transmission Holdings, Inc.	98,000	4,871
Cummins, Inc.	53,300	8,213
Deere & Co.	40,700	6,676
Minebea Mitsumi, Inc.	227,300	3,658
Stanley Black & Decker, Inc.	107,600	14,249
Wabtec Corp.	8,477	621
		38,288
Professional Services - 0.6%
Intertrust NV (e)	492,900	9,312
Road & Rail - 0.2%
Union Pacific Corp.	22,000	3,689

TOTAL INDUSTRIALS		161,023

INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 1.0%
Cisco Systems, Inc.	330,953	17,133
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	154,330	12,669
IT Services - 3.0%
Amdocs Ltd.	372,500	20,700
Capgemini SA	142,800	17,087
Cognizant Technology Solutions Corp. Class A	148,200	10,519
		48,306
Semiconductors & Semiconductor Equipment - 0.6%
NXP Semiconductors NV	65,500	5,981
Qualcomm, Inc.	65,889	3,518
		9,499
Software - 1.3%
Microsoft Corp.	192,238	21,536
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	72,500	12,553

TOTAL INFORMATION TECHNOLOGY		121,696

MATERIALS - 3.7%
Chemicals - 1.4%
DowDuPont, Inc.	407,800	21,707
Containers & Packaging - 2.3%
Graphic Packaging Holding Co.	1,317,400	16,046
Silgan Holdings, Inc.	336,600	9,529
WestRock Co.	325,200	12,156
		37,731

TOTAL MATERIALS		59,438

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.7%
Brandywine Realty Trust (SBI)	693,400	10,900
CorePoint Lodging, Inc.	213,000	2,976
Corporate Office Properties Trust (SBI)	313,400	8,145
Potlatch Corp.	301,800	10,862
SL Green Realty Corp.	141,300	12,819
VEREIT, Inc.	1,728,000	13,772
		59,474
UTILITIES - 4.6%
Electric Utilities - 4.2%
Duke Energy Corp.	277,100	24,845
Exelon Corp.	593,300	28,828
PPL Corp.	464,000	14,927
		68,600
Independent Power and Renewable Electricity Producers - 0.4%
NRG Yield, Inc. Class C	430,800	6,458

TOTAL UTILITIES		75,058

TOTAL COMMON STOCKS
(Cost $1,498,549)		1,597,099

Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bunge Ltd. 4.875%	1,600	155
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	1,850	114
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Fortive Corp. Series A, 5.00%	70	73
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. 7.00%	4,100	405
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $691)		747
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Twitter, Inc. 0.25% 6/15/24 (e)	101	92
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26	156	134
Liberty Media Corp. 1.375% 10/15/23	294	339
		473
TOTAL COMMUNICATION SERVICES		565
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment Corp. 5% 10/1/24	53	75
Internet & Direct Marketing Retail - 0.0%
MercadoLibre, Inc. 2% 8/15/28 (e)	90	110
The Booking Holdings, Inc. 0.9% 9/15/21	30	33
		143
TOTAL CONSUMER DISCRETIONARY		218
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers, Inc. 3% 5/15/22	148	124
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Teladoc Health, Inc. 1.375% 5/15/25 (e)	25	36
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Okta, Inc. 0.25% 2/15/23	35	65
Square, Inc. 0.375% 3/1/22	7	25
		90
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 2.125% 9/1/26	19	57
Intel Corp. 3.25% 8/1/39	36	93
Microchip Technology, Inc. 1.625% 2/15/25	158	270
Micron Technology, Inc. 3% 11/15/43	225	315
ON Semiconductor Corp. 1.625% 10/15/23	141	178
Teradyne, Inc. 1.25% 12/15/23	33	47
		960
Software - 0.0%
Atlassian, Inc. 0.625% 5/1/23 (e)	44	63
Citrix Systems, Inc. 0.5% 4/15/19	29	42
Coupa Software, Inc. 0.375% 1/15/23 (e)	26	56
FireEye, Inc. 0.875% 6/1/24 (e)	29	30
New Relic, Inc. 0.5% 5/1/23 (e)	28	32
Nutanix, Inc. 0% 1/15/23	37	45
Palo Alto Networks, Inc. 0.75% 7/1/23 (e)	79	88
ServiceNow, Inc. 0% 6/1/22	35	63
Splunk, Inc. 1.125% 9/15/25 (e)	35	40
Workday, Inc. 0.25% 10/1/22	30	43
		502
Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp. 1.5% 2/1/24 (e)	42	37
TOTAL INFORMATION TECHNOLOGY		1,589

TOTAL CONVERTIBLE BONDS		2,532

Nonconvertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Entertainment - 0.1%
Viacom, Inc. 6.25% 2/28/57 (f)	310	308
Media - 0.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (e)	60	59
TOTAL COMMUNICATION SERVICES		367
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
CF Industries Holdings, Inc. 4.95% 6/1/43	120	100
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (e)	135	140
		240
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Comstock Escrow Corp. 9.75% 8/15/26 (e)	165	153
Southwestern Energy Co. 4.1% 3/15/22	145	140
		293
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. 5.875% 5/15/23 (e)	270	269
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (e)(f)	50	50
Road & Rail - 0.0%
Hertz Corp. 5.5% 10/15/24 (e)	100	85
TOTAL INDUSTRIALS		135

TOTAL NONCONVERTIBLE BONDS		1,304

TOTAL CORPORATE BONDS
(Cost $3,630)		3,836

Bank Loan Obligations - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 6.0289% 11/14/22 (f)(g)	159	158
Internet & Direct Marketing Retail - 0.0%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.493% 9/25/24 (f)(g)	190	189

TOTAL CONSUMER DISCRETIONARY		347

INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 2/27/25 (f)(g)	617	606
TOTAL BANK LOAN OBLIGATIONS
(Cost $958)		953

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Citigroup, Inc. 5.9% (f)(h)	95	97
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co. 5% (f)(h)	235	224
TOTAL PREFERRED SECURITIES
(Cost $293)		321
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(i)
(Cost $5,865)	5,865,354	2,988

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.44% (j)
(Cost $15,126)	15,123,099	15,126
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,525,112)		1,621,070
NET OTHER ASSETS (LIABILITIES) - 0.0%		(705)
NET ASSETS - 100%		$1,620,365

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,781,000 or 0.3% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,652,000 or 0.7% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$5,565
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$5,865

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$58
Fidelity Securities Lending Cash Central Fund	1
Total	$59

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$186,787	$186,787	$--	$--
Consumer Discretionary	52,154	41,685	8,676	1,793
Consumer Staples	137,881	125,369	12,512	--
Energy	170,274	170,274	--	--
Financials	348,606	348,606	--	--
Health Care	224,977	187,446	37,531	--
Industrials	161,096	157,365	3,731	--
Information Technology	121,696	121,696	--	--
Materials	59,438	59,438	--	--
Real Estate	59,474	59,474	--	--
Utilities	75,463	75,058	405	--
Corporate Bonds	3,836	--	3,836	--
Bank Loan Obligations	953	--	953	--
Preferred Securities	321	--	321	--
Other	2,988	--	--	2,988
Money Market Funds	15,126	15,126	--	--
Total Investments in Securities:	$1,621,070	$1,548,324	$67,965	$4,781

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Equity Growth Fund

February 28, 2019

EPG-QTLY-0419
1.797923.115

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.1%
Entertainment - 0.5%
Electronic Arts, Inc. (a)	155,645	$14,908
Interactive Media & Services - 7.6%
Alphabet, Inc. Class A (a)	172,550	194,386
Facebook, Inc. Class A (a)	163,400	26,381
Tencent Holdings Ltd.	529,900	22,692
		243,459

TOTAL COMMUNICATION SERVICES		258,367

CONSUMER DISCRETIONARY - 13.9%
Diversified Consumer Services - 1.2%
Grand Canyon Education, Inc. (a)	195,000	22,558
Laureate Education, Inc. Class A (a)	980,400	14,990
		37,548
Hotels, Restaurants & Leisure - 2.1%
Domino's Pizza, Inc.	59,200	14,856
McDonald's Corp.	143,200	26,326
Wingstop, Inc.	149,500	9,958
Yum! Brands, Inc.	169,600	16,027
		67,167
Household Durables - 1.1%
Blu Homes, Inc. (a)(b)(c)	12,123,162	21
D.R. Horton, Inc.	425,800	16,559
NVR, Inc. (a)	6,750	17,685
		34,265
Internet & Direct Marketing Retail - 6.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	150,300	27,509
Amazon.com, Inc. (a)	112,800	184,973
		212,482
Specialty Retail - 1.8%
Five Below, Inc. (a)	38,700	4,658
Ross Stores, Inc.	282,100	26,752
Ulta Beauty, Inc. (a)	82,100	25,655
		57,065
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (a)	135,300	6,170
LVMH Moet Hennessy - Louis Vuitton SA	65,777	22,574
Pinduoduo, Inc. ADR (d)	230,900	6,913
		35,657

TOTAL CONSUMER DISCRETIONARY		444,184

CONSUMER STAPLES - 3.7%
Beverages - 1.2%
Constellation Brands, Inc. Class A (sub. vtg.)	400	68
Fever-Tree Drinks PLC	277,927	9,872
Kweichow Moutai Co. Ltd. (A Shares)	82,313	9,284
Pernod Ricard SA	59,000	10,160
Pernod Ricard SA ADR	241,700	8,322
		37,706
Food Products - 0.2%
The Simply Good Foods Co. (a)	254,700	5,211
Household Products - 1.6%
Energizer Holdings, Inc.	420,800	19,306
Procter & Gamble Co.	333,100	32,827
		52,133
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	142,600	22,380

TOTAL CONSUMER STAPLES		117,430

ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Cheniere Energy, Inc. (a)	784,700	50,574
Reliance Industries Ltd.	1,196,761	20,797
		71,371
FINANCIALS - 6.7%
Banks - 2.6%
First Republic Bank	253,200	26,581
HDFC Bank Ltd.	68,446	2,012
HDFC Bank Ltd. sponsored ADR	172,300	17,423
M&T Bank Corp.	145,800	25,232
Metro Bank PLC (a)	50,300	593
SunTrust Banks, Inc.	195,000	12,650
		84,491
Capital Markets - 4.0%
Charles Schwab Corp.	1,406,800	64,727
CME Group, Inc.	268,854	48,907
JMP Group, Inc.	141,100	594
MSCI, Inc.	6,700	1,238
The Blackstone Group LP	335,500	11,202
		126,668
Diversified Financial Services - 0.1%
Prosegur Cash SA (e)	857,500	2,014

TOTAL FINANCIALS		213,173

HEALTH CARE - 16.0%
Biotechnology - 4.0%
AC Immune SA (a)	244,700	1,131
Acceleron Pharma, Inc. (a)	94,100	4,144
Affimed NV (a)(d)	351,408	1,233
Aimmune Therapeutics, Inc. (a)	208,300	5,018
Alexion Pharmaceuticals, Inc. (a)	127,500	17,255
Biogen, Inc. (a)	69,200	22,698
Calyxt, Inc. (a)	179,700	2,881
Cytokinetics, Inc. (a)	270,110	1,950
Gamida Cell Ltd. (a)	34,700	450
Immunomedics, Inc. (a)	190,723	3,006
Insmed, Inc. (a)	741,220	21,977
Prothena Corp. PLC (a)	166,900	2,236
Rubius Therapeutics, Inc.	32,000	508
Vertex Pharmaceuticals, Inc. (a)	228,464	43,123
		127,610
Health Care Equipment & Supplies - 6.8%
Align Technology, Inc. (a)	31,400	8,132
Becton, Dickinson & Co.	226,900	56,450
Boston Scientific Corp. (a)	1,246,800	50,022
Danaher Corp.	207,114	26,308
Intuitive Surgical, Inc. (a)	108,900	59,635
Penumbra, Inc. (a)	35,900	4,799
ResMed, Inc.	98,000	10,038
		215,384
Health Care Providers & Services - 0.5%
National Vision Holdings, Inc. (a)	10,800	363
Neuronetics, Inc.	47,800	834
UnitedHealth Group, Inc.	63,800	15,454
		16,651
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	100,700	11,874
Life Sciences Tools & Services - 0.7%
Bio-Techne Corp.	1,700	330
Codexis, Inc. (a)	143,400	3,100
Mettler-Toledo International, Inc. (a)	22,100	15,048
Thermo Fisher Scientific, Inc.	17,400	4,517
		22,995
Pharmaceuticals - 3.6%
Allergan PLC	177,700	24,471
AstraZeneca PLC sponsored ADR	1,206,300	50,158
Mallinckrodt PLC (a)	310,000	7,738
Mylan NV (a)	65,300	1,723
Novartis AG sponsored ADR	177,500	16,193
Perrigo Co. PLC	330,600	16,100
		116,383

TOTAL HEALTH CARE		510,897

INDUSTRIALS - 8.4%
Aerospace & Defense - 0.5%
TransDigm Group, Inc. (a)	33,377	14,489
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	420,000	24,641
Electrical Equipment - 1.8%
AMETEK, Inc.	306,400	24,383
Fortive Corp.	397,707	32,441
		56,824
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	50,169	16,237
Machinery - 2.4%
Allison Transmission Holdings, Inc.	352,000	17,494
Chart Industries, Inc. (a)	41,300	3,646
Deere & Co.	189,800	31,135
Gardner Denver Holdings, Inc. (a)	914,100	24,544
		76,819
Professional Services - 1.8%
Equifax, Inc.	145,700	15,956
IHS Markit Ltd. (a)	304,100	16,169
TransUnion Holding Co., Inc.	418,400	27,012
		59,137
Road & Rail - 0.6%
Norfolk Southern Corp.	107,100	19,203

TOTAL INDUSTRIALS		267,350

INFORMATION TECHNOLOGY - 34.1%
Electronic Equipment & Components - 0.4%
Zebra Technologies Corp. Class A (a)	60,000	12,031
IT Services - 10.3%
Adyen BV (e)	6,100	4,579
Broadridge Financial Solutions, Inc.	15,600	1,580
Elastic NV (d)	3,100	281
Fiserv, Inc. (a)	328,000	27,778
GoDaddy, Inc. (a)	326,700	24,388
MasterCard, Inc. Class A	120,200	27,017
Okta, Inc. (a)	56,600	4,804
PayPal Holdings, Inc. (a)	715,800	70,199
Shopify, Inc. Class A (a)	78,700	14,908
VeriSign, Inc. (a)	155,100	27,614
Visa, Inc. Class A	788,132	116,738
Wix.com Ltd. (a)	80,000	8,740
		328,626
Semiconductors & Semiconductor Equipment - 3.9%
ASML Holding NV	121,800	22,274
Broadcom, Inc.	39,700	10,932
Cree, Inc. (a)	114,900	6,252
Marvell Technology Group Ltd.	26,200	523
NVIDIA Corp.	205,900	31,762
NXP Semiconductors NV	396,500	36,208
Semtech Corp. (a)	270,500	14,888
		122,839
Software - 17.4%
Adobe, Inc. (a)	341,800	89,723
Autodesk, Inc. (a)	191,800	31,265
Black Knight, Inc. (a)	331,700	17,331
DocuSign, Inc.	188,800	10,412
Intuit, Inc.	153,300	37,885
Microsoft Corp.	2,083,800	233,446
Parametric Technology Corp. (a)	174,900	16,234
Red Hat, Inc. (a)	72,400	13,220
Salesforce.com, Inc. (a)	391,892	64,133
SolarWinds, Inc. (a)	927,800	17,637
Splunk, Inc. (a)	96,600	13,126
Upwork, Inc.	7,700	182
Zscaler, Inc. (a)	227,600	11,307
		555,901
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	395,500	68,481

TOTAL INFORMATION TECHNOLOGY		1,087,878

MATERIALS - 3.1%
Chemicals - 2.8%
DowDuPont, Inc.	486,900	25,918
Sherwin-Williams Co.	44,000	19,061
The Chemours Co. LLC	760,200	28,910
Umicore SA	357,628	15,458
		89,347
Containers & Packaging - 0.3%
Aptargroup, Inc.	106,100	10,794

TOTAL MATERIALS		100,141

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	406,200	71,552
TOTAL COMMON STOCKS
(Cost $2,190,115)		3,142,343

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 0.9%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (a)(b)(c)	13,034	3,764
INFORMATION TECHNOLOGY - 0.8%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	105,425	102
Software - 0.8%
Uber Technologies, Inc. Series D, 8.00% (a)(b)(c)	485,012	23,654
TOTAL INFORMATION TECHNOLOGY		23,756

TOTAL CONVERTIBLE PREFERRED STOCKS		27,520

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	713,850	6,710
TOTAL PREFERRED STOCKS
(Cost $17,044)		34,230

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 2.44% (f)	7,436,725	7,438
Fidelity Securities Lending Cash Central Fund 2.45% (f)(g)	1,514,212	1,514
TOTAL MONEY MARKET FUNDS
(Cost $8,952)		8,952
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,216,111)		3,185,525
NET OTHER ASSETS (LIABILITIES) - 0.2%		7,634
NET ASSETS - 100%		$3,193,159

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,540,000 or 0.9% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,593,000 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$190
BioNTech AG Series A	12/29/17	$2,855
Blu Homes, Inc.	6/21/13	$4,044
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,524

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$126
Fidelity Securities Lending Cash Central Fund	25
Total	$151

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$258,367	$235,675	$22,692	$--
Consumer Discretionary	444,184	421,589	22,574	21
Consumer Staples	117,430	117,430	--	--
Energy	71,371	71,371	--	--
Financials	219,883	217,871	2,012	--
Health Care	514,661	510,897	--	3,764
Industrials	267,350	267,350	--	--
Information Technology	1,111,634	1,087,878	--	23,756
Materials	100,141	100,141	--	--
Real Estate	71,552	71,552	--	--
Money Market Funds	8,952	8,952	--	--
Total Investments in Securities:	$3,185,525	$3,110,706	$47,278	$27,541

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Equity Value Fund

February 28, 2019

AEV-QTLY-0419
1.797934.115

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 14.0%
Diversified Telecommunication Services - 2.4%
Verizon Communications, Inc.	98,100	$5,583,852
Entertainment - 5.2%
Cinemark Holdings, Inc.	44,700	1,682,061
Lions Gate Entertainment Corp. Class B	105,581	1,550,985
The Walt Disney Co.	34,600	3,904,264
Twenty-First Century Fox, Inc. Class A	100,100	5,048,043
		12,185,353
Interactive Media & Services - 1.3%
Alphabet, Inc. Class A (a)	2,800	3,154,340
Media - 5.1%
Comcast Corp. Class A	187,200	7,239,024
comScore, Inc. (a)	46,311	1,010,043
Entercom Communications Corp. Class A (b)	92,797	571,630
Interpublic Group of Companies, Inc.	134,000	3,086,020
		11,906,717

TOTAL COMMUNICATION SERVICES		32,830,262

CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.4%
Lear Corp.	6,400	973,248
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	40,200	1,493,430
Multiline Retail - 1.2%
Dollar General Corp.	23,500	2,783,810
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	19,900	2,285,316

TOTAL CONSUMER DISCRETIONARY		7,535,804

CONSUMER STAPLES - 9.9%
Beverages - 2.7%
C&C Group PLC	375,520	1,307,034
Coca-Cola European Partners PLC	29,600	1,395,344
PepsiCo, Inc.	31,500	3,642,660
		6,345,038
Food & Staples Retailing - 1.9%
Sysco Corp.	41,200	2,783,060
Walmart, Inc.	17,900	1,771,921
		4,554,981
Food Products - 5.0%
Danone SA	31,200	2,356,516
Mondelez International, Inc.	28,900	1,362,924
Seaboard Corp.	228	889,031
The Hershey Co.	30,900	3,420,012
The J.M. Smucker Co.	33,579	3,556,352
		11,584,835
Personal Products - 0.3%
Coty, Inc. Class A	60,900	669,900

TOTAL CONSUMER STAPLES		23,154,754

ENERGY - 11.3%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co. Class A	94,600	2,495,548
Oil, Gas & Consumable Fuels - 10.2%
Chevron Corp.	50,097	5,990,599
Exxon Mobil Corp.	95,700	7,563,171
FLEX LNG Ltd. (a)	590,771	724,944
GasLog Ltd.	27,500	443,300
GasLog Partners LP	85,400	1,887,340
Golar LNG Partners LP	122,600	1,581,540
Hoegh LNG Partners LP	59,300	1,057,319
Phillips 66 Co.	23,400	2,254,824
Suncor Energy, Inc.	22,300	768,668
Teekay Corp. (b)	37,700	154,570
Teekay LNG Partners LP	85,300	1,214,672
Teekay Offshore Partners LP	247,613	302,088
		23,943,035

TOTAL ENERGY		26,438,583

FINANCIALS - 25.9%
Banks - 9.8%
M&T Bank Corp.	13,100	2,267,086
PNC Financial Services Group, Inc.	29,900	3,767,998
SunTrust Banks, Inc.	53,800	3,490,006
U.S. Bancorp	105,566	5,456,707
Wells Fargo & Co.	160,232	7,993,974
		22,975,771
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	6,300	690,543
Goldman Sachs Group, Inc.	15,600	3,068,520
Invesco Ltd.	35,900	694,665
State Street Corp.	28,000	2,012,360
		6,466,088
Consumer Finance - 1.9%
Capital One Financial Corp.	22,118	1,848,622
Discover Financial Services	35,800	2,563,638
		4,412,260
Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc. Class B (a)	41,769	8,408,098
Insurance - 4.4%
Allstate Corp.	15,800	1,491,204
Chubb Ltd.	20,000	2,678,000
FNF Group	36,480	1,280,083
Prudential PLC	83,855	1,767,958
The Travelers Companies, Inc.	23,487	3,121,657
		10,338,902
Mortgage Real Estate Investment Trusts - 3.2%
AGNC Investment Corp.	155,401	2,742,828
Annaly Capital Management, Inc.	283,205	2,868,867
MFA Financial, Inc.	274,136	1,992,969
		7,604,664
Thrifts & Mortgage Finance - 0.2%
LIC Housing Finance Ltd.	54,900	368,506

TOTAL FINANCIALS		60,574,289

HEALTH CARE - 15.9%
Biotechnology - 3.6%
Amgen, Inc.	28,300	5,379,264
Celgene Corp. (a)	38,100	3,166,872
		8,546,136
Health Care Providers & Services - 5.7%
Anthem, Inc.	10,800	3,247,884
Cigna Corp.	18,200	3,174,808
CVS Health Corp.	80,104	4,632,414
UnitedHealth Group, Inc.	9,600	2,325,312
		13,380,418
Pharmaceuticals - 6.6%
Allergan PLC	17,800	2,451,238
Bayer AG	38,846	3,103,446
Bristol-Myers Squibb Co.	24,200	1,250,172
Johnson & Johnson	9,092	1,242,331
Pfizer, Inc.	25,300	1,096,755
Roche Holding AG (participation certificate)	5,784	1,605,200
Sanofi SA sponsored ADR	48,300	2,009,280
Takeda Pharmaceutical Co. Ltd. ADR	128,263	2,572,956
		15,331,378

TOTAL HEALTH CARE		37,257,932

INDUSTRIALS - 5.7%
Aerospace & Defense - 2.7%
Harris Corp.	11,300	1,863,709
United Technologies Corp.	34,600	4,348,182
		6,211,891
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	32,200	2,910,236
Electrical Equipment - 0.2%
Siemens Gamesa Renewable Energy SA (a)	23,600	361,184
Machinery - 1.1%
Deere & Co.	16,210	2,659,088
Road & Rail - 0.5%
Union Pacific Corp.	6,300	1,056,510

TOTAL INDUSTRIALS		13,198,909

INFORMATION TECHNOLOGY - 3.7%
Electronic Equipment & Components - 1.0%
TE Connectivity Ltd.	30,198	2,478,954
IT Services - 2.7%
Amdocs Ltd.	33,900	1,883,823
Cognizant Technology Solutions Corp. Class A	37,800	2,683,044
Fiserv, Inc. (a)	6,100	516,609
The Western Union Co.	66,700	1,191,929
		6,275,405

TOTAL INFORMATION TECHNOLOGY		8,754,359

MATERIALS - 1.3%
Chemicals - 0.6%
The Scotts Miracle-Gro Co. Class A	17,600	1,441,440
Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	134,200	1,634,556

TOTAL MATERIALS		3,075,996

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	12,700	2,237,105
Simon Property Group, Inc.	11,100	2,010,876
		4,247,981
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	62,500	3,110,000

TOTAL REAL ESTATE		7,357,981

UTILITIES - 4.8%
Electric Utilities - 3.8%
Exelon Corp.	94,300	4,582,037
Xcel Energy, Inc.	76,000	4,169,360
		8,751,397
Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc. Class C	31,800	476,682
Multi-Utilities - 0.8%
WEC Energy Group, Inc.	25,100	1,914,628

TOTAL UTILITIES		11,142,707

TOTAL COMMON STOCKS
(Cost $205,696,082)		231,321,576

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 2.44% (c)	2,962,276	2,962,868
Fidelity Securities Lending Cash Central Fund 2.45% (c)(d)	918,534	918,626
TOTAL MONEY MARKET FUNDS
(Cost $3,881,370)		3,881,494
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $209,577,452)		235,203,070
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,369,525)
NET ASSETS - 100%		$233,833,545

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$45,758
Fidelity Securities Lending Cash Central Fund	3,013
Total	$48,771

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$32,830,262	$32,830,262	$--	$--
Consumer Discretionary	7,535,804	7,535,804	--	--
Consumer Staples	23,154,754	20,798,238	2,356,516	--
Energy	26,438,583	26,438,583	--	--
Financials	60,574,289	58,806,331	1,767,958	--
Health Care	37,257,932	32,549,286	4,708,646	--
Industrials	13,198,909	13,198,909	--	--
Information Technology	8,754,359	8,754,359	--	--
Materials	3,075,996	3,075,996	--	--
Real Estate	7,357,981	7,357,981	--	--
Utilities	11,142,707	11,142,707	--	--
Money Market Funds	3,881,494	3,881,494	--	--
Total Investments in Securities:	$235,203,070	$226,369,950	$8,833,120	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Growth Opportunities Fund

February 28, 2019

GO-QTLY-0419
1.797926.115

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 15.9%
Entertainment - 2.5%
Activision Blizzard, Inc.	516,900	$21,782
Electronic Arts, Inc. (a)	204,600	19,597
Netflix, Inc. (a)	136,200	48,773
Spotify Technology SA (a)	3,300	462
Take-Two Interactive Software, Inc. (a)	137,800	12,024
The Walt Disney Co.	113,600	12,819
		115,457
Interactive Media & Services - 10.7%
Alphabet, Inc.:
Class A (a)	84,565	95,267
Class C (a)	202,175	226,420
ANGI Homeservices, Inc. Class A (a)	610,400	10,023
CarGurus, Inc. Class A (a)	633,000	27,048
Facebook, Inc. Class A (a)	680,741	109,906
IAC/InterActiveCorp (a)	100,600	21,433
Momo, Inc. ADR (a)	392,400	13,016
		503,113
Media - 1.1%
Charter Communications, Inc. Class A (a)	64,160	22,129
Criteo SA sponsored ADR (a)(b)	148,800	4,038
Naspers Ltd. Class N	110,900	23,963
		50,130
Wireless Telecommunication Services - 1.6%
T-Mobile U.S., Inc. (a)	1,035,300	74,759

TOTAL COMMUNICATION SERVICES		743,459

CONSUMER DISCRETIONARY - 15.8%
Automobiles - 1.7%
Tesla, Inc. (a)(b)	243,777	77,979
Hotels, Restaurants & Leisure - 1.5%
Hilton Grand Vacations, Inc. (a)	1,096,100	34,845
Hilton Worldwide Holdings, Inc.	32,500	2,701
Marriott International, Inc. Class A	2,500	313
Planet Fitness, Inc. (a)	157,900	9,281
Sea Ltd. ADR (a)(b)	1,055,300	22,689
		69,829
Household Durables - 1.7%
Mohawk Industries, Inc. (a)	80,000	10,890
Roku, Inc. Class A (a)(b)	1,064,140	70,542
		81,432
Internet & Direct Marketing Retail - 6.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	251,100	45,959
Amazon.com, Inc. (a)	115,900	190,056
Gaia, Inc. Class A (a)	146,800	1,632
GrubHub, Inc. (a)(b)	62,900	5,131
JD.com, Inc. sponsored ADR (a)	480,650	13,319
Meituan Dianping Class B	1,552,700	12,046
The Booking Holdings, Inc. (a)	7,300	12,388
Wayfair LLC Class A (a)	198,965	32,965
		313,496
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	209,400	20,172
Specialty Retail - 3.0%
Cars.com, Inc. (a)	80,900	1,904
Carvana Co. Class A (a)(b)	1,937,855	86,932
Floor & Decor Holdings, Inc. Class A (a)(b)	687,100	25,546
Home Depot, Inc.	61,200	11,331
Lowe's Companies, Inc.	150,700	15,837
Tiffany & Co., Inc.	3,100	295
		141,845
Textiles, Apparel & Luxury Goods - 0.8%
Allbirds, Inc. (c)(d)	4,746	260
lululemon athletica, Inc. (a)	76,416	11,494
Pinduoduo, Inc. ADR (b)	805,000	24,102
		35,856

TOTAL CONSUMER DISCRETIONARY		740,609

CONSUMER STAPLES - 2.2%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.)	53,400	9,033
Fever-Tree Drinks PLC	535,017	19,004
		28,037
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc.	659,872	16,708
Costco Wholesale Corp.	3,300	722
Performance Food Group Co. (a)	314,750	12,127
Walmart, Inc.	3,700	366
		29,923
Food Products - 0.0%
nLIGHT, Inc. (a)(b)	66,900	1,431
Household Products - 0.0%
Spectrum Brands Holdings, Inc.	14,700	796
Personal Products - 0.1%
Coty, Inc. Class A	47,600	524
Unilever NV (Certificaten Van Aandelen) (Bearer)	89,900	4,869
		5,393
Tobacco - 0.8%
Altria Group, Inc.	671,100	35,172
JUUL Labs, Inc. (a)(c)(d)	2,772	746
		35,918

TOTAL CONSUMER STAPLES		101,498

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Reliance Industries Ltd.	2,700,897	46,936
Whiting Petroleum Corp. (a)	212,800	5,186
		52,122
FINANCIALS - 4.9%
Banks - 0.3%
HDFC Bank Ltd. sponsored ADR	139,811	14,138
Capital Markets - 1.9%
BlackRock, Inc. Class A	31,500	13,961
Cboe Global Markets, Inc.	151,700	14,550
Charles Schwab Corp.	556,500	25,605
Morningstar, Inc.	5,000	633
S&P Global, Inc.	10,800	2,164
TD Ameritrade Holding Corp.	453,300	25,534
Virtu Financial, Inc. Class A	241,300	6,066
		88,513
Consumer Finance - 0.1%
Synchrony Financial	140,500	4,582
Diversified Financial Services - 1.2%
GDS Holdings Ltd. ADR (a)(b)	1,371,700	45,636
Waitr Holdings, Inc. (a)(b)	862,995	9,200
		54,836
Thrifts & Mortgage Finance - 1.4%
LendingTree, Inc. (a)(b)	210,800	67,235

TOTAL FINANCIALS		229,304

HEALTH CARE - 11.8%
Biotechnology - 5.5%
ACADIA Pharmaceuticals, Inc. (a)	174,500	4,624
Acceleron Pharma, Inc. (a)	86,800	3,823
Acorda Therapeutics, Inc. (a)	172,300	2,540
Agios Pharmaceuticals, Inc. (a)	54,400	3,529
Aimmune Therapeutics, Inc. (a)	53,200	1,282
Alexion Pharmaceuticals, Inc. (a)	400,388	54,185
Allakos, Inc. (a)	50,900	2,034
Alnylam Pharmaceuticals, Inc. (a)	109,373	9,297
AnaptysBio, Inc. (a)	63,100	4,346
Argenx SE ADR (a)	7,700	1,026
Array BioPharma, Inc. (a)	132,200	3,033
Ascendis Pharma A/S sponsored ADR (a)	35,900	2,614
Atara Biotherapeutics, Inc. (a)	49,500	1,773
aTyr Pharma, Inc. (a)	124,576	60
Audentes Therapeutics, Inc. (a)	63,100	1,932
BeiGene Ltd.	129,100	1,377
bluebird bio, Inc. (a)	56,600	8,785
Blueprint Medicines Corp. (a)	23,100	1,899
Celgene Corp. (a)	27,900	2,319
Coherus BioSciences, Inc. (a)	409,894	5,878
Crinetics Pharmaceuticals, Inc. (a)	233,600	5,583
Epizyme, Inc. (a)	114,500	1,484
FibroGen, Inc. (a)	123,300	7,127
Five Prime Therapeutics, Inc. (a)	121,500	1,407
Insmed, Inc. (a)	472,679	14,015
Intercept Pharmaceuticals, Inc. (a)	28,035	2,796
Ionis Pharmaceuticals, Inc. (a)	336,453	23,885
La Jolla Pharmaceutical Co. (a)	67,400	384
Mirati Therapeutics, Inc. (a)	129,500	9,428
Neurocrine Biosciences, Inc. (a)	183,575	14,181
Opko Health, Inc. (a)	1	0
Regeneron Pharmaceuticals, Inc. (a)	10,000	4,307
Rigel Pharmaceuticals, Inc. (a)	498,548	1,092
Sage Therapeutics, Inc. (a)	53,744	8,559
Sarepta Therapeutics, Inc. (a)	150,428	21,698
Sienna Biopharmaceuticals, Inc. (a)	46,400	118
Spark Therapeutics, Inc. (a)	62,600	7,093
Ultragenyx Pharmaceutical, Inc. (a)	24,229	1,554
Vertex Pharmaceuticals, Inc. (a)	66,990	12,644
Xencor, Inc. (a)	91,000	2,761
		256,472
Health Care Equipment & Supplies - 2.2%
Axonics Modulation Technologies, Inc. (a)	20,700	440
Becton, Dickinson & Co.	35,500	8,832
Boston Scientific Corp. (a)	1,160,711	46,568
Insulet Corp. (a)	108,600	10,199
Intuitive Surgical, Inc. (a)	4,200	2,300
Masimo Corp. (a)	16,600	2,179
Novocure Ltd. (a)	356,100	19,126
Penumbra, Inc. (a)	72,400	9,678
Wright Medical Group NV (a)	73,400	2,298
		101,620
Health Care Providers & Services - 3.2%
Cigna Corp.	80,612	14,062
G1 Therapeutics, Inc. (a)	83,500	1,541
Humana, Inc.	127,200	36,257
OptiNose, Inc. (a)	39,400	292
UnitedHealth Group, Inc.	362,000	87,684
Wellcare Health Plans, Inc. (a)	40,800	10,346
		150,182
Pharmaceuticals - 0.9%
Akcea Therapeutics, Inc. (a)(b)	257,023	8,746
AstraZeneca PLC sponsored ADR	110,100	4,578
Bristol-Myers Squibb Co.	40,800	2,108
Nabriva Therapeutics PLC (a)	1,747,000	3,459
Nektar Therapeutics (a)	354,000	14,351
Perrigo Co. PLC	24,200	1,179
TherapeuticsMD, Inc. (a)(b)	323,000	1,848
Theravance Biopharma, Inc. (a)	152,125	3,692
Tricida, Inc.	85,900	1,987
		41,948

TOTAL HEALTH CARE		550,222

INDUSTRIALS - 3.6%
Aerospace & Defense - 0.0%
The Boeing Co.	1,800	792
Air Freight & Logistics - 0.1%
FedEx Corp.	15,100	2,733
Airlines - 1.2%
Alaska Air Group, Inc.	77,300	4,769
JetBlue Airways Corp. (a)	707,000	11,807
Southwest Airlines Co.	69,200	3,878
Spirit Airlines, Inc. (a)	599,200	33,705
		54,159
Commercial Services & Supplies - 0.1%
HomeServe PLC	194,900	2,464
Tomra Systems ASA	168,100	4,440
		6,904
Electrical Equipment - 0.4%
Sunrun, Inc. (a)	1,162,200	18,026
Vivint Solar, Inc. (a)	101,100	529
		18,555
Machinery - 0.2%
Deere & Co.	4,500	738
Minebea Mitsumi, Inc.	540,200	8,694
		9,432
Professional Services - 0.8%
CoStar Group, Inc. (a)	48,700	22,282
TransUnion Holding Co., Inc.	229,400	14,810
		37,092
Trading Companies & Distributors - 0.8%
Bunzl PLC	1,202,000	37,832
Watsco, Inc.	9,000	1,295
		39,127

TOTAL INDUSTRIALS		168,794

INFORMATION TECHNOLOGY - 32.9%
Electronic Equipment & Components - 0.4%
SYNNEX Corp.	80,500	7,899
TTM Technologies, Inc. (a)	986,153	11,952
		19,851
IT Services - 8.1%
Accenture PLC Class A	6,200	1,001
Adyen BV (e)	2,944	2,210
Alliance Data Systems Corp.	370,977	64,179
Elastic NV (b)	3,200	290
EPAM Systems, Inc. (a)	53,400	8,639
First Data Corp. Class A (a)	277,500	6,976
Fiserv, Inc. (a)	25,100	2,126
FleetCor Technologies, Inc. (a)	2,000	467
Global Payments, Inc.	249,900	32,582
GoDaddy, Inc. (a)	374,349	27,945
Interxion Holding N.V. (a)	33,300	2,181
MasterCard, Inc. Class A	204,400	45,943
MongoDB, Inc. Class A (a)(b)	82,633	8,392
Netcompany Group A/S (e)	33,500	1,222
Okta, Inc. (a)	57,700	4,898
PayPal Holdings, Inc. (a)	330,600	32,422
Visa, Inc. Class A	363,600	53,856
Wix.com Ltd. (a)	710,535	77,626
Worldpay, Inc. (a)	50,700	4,857
		377,812
Semiconductors & Semiconductor Equipment - 6.6%
Analog Devices, Inc.	157,200	16,814
Applied Materials, Inc.	576,900	22,118
Broadcom, Inc.	127,900	35,219
Lam Research Corp.	142,000	25,005
Marvell Technology Group Ltd.	2,366,600	47,214
Micron Technology, Inc. (a)	827,400	33,824
NVIDIA Corp.	489,130	75,453
NXP Semiconductors NV	298,300	27,241
ON Semiconductor Corp. (a)	1,115,600	23,963
Qualcomm, Inc.	8,600	459
Semtech Corp. (a)	7,100	391
		307,701
Software - 14.1%
Adobe, Inc. (a)	180,600	47,408
Autodesk, Inc. (a)	210,100	34,248
Avalara, Inc.	21,080	1,101
Carbon Black, Inc.	4,900	64
Citrix Systems, Inc.	150,100	15,836
Cloudera, Inc. (a)	221,600	3,229
DocuSign, Inc.	8,500	469
Dropbox, Inc. Class A (a)	479,400	11,438
Intuit, Inc.	48,800	12,060
Microsoft Corp.	2,205,100	247,032
Nutanix, Inc. Class A (a)	237,600	11,901
Parametric Technology Corp. (a)	406,000	37,685
Q2 Holdings, Inc. (a)	20,400	1,404
RingCentral, Inc. (a)	46,200	4,864
Salesforce.com, Inc. (a)	537,300	87,929
ServiceNow, Inc. (a)	139,700	33,450
Splunk, Inc. (a)	3,800	516
SurveyMonkey	8,400	127
The Trade Desk, Inc. (a)(b)	380,900	75,243
Workday, Inc. Class A (a)	114,400	22,643
Zscaler, Inc. (a)	6,300	313
Zuora, Inc.	388,500	9,231
		658,191
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	992,750	171,895

TOTAL INFORMATION TECHNOLOGY		1,535,450

MATERIALS - 2.3%
Chemicals - 2.1%
DowDuPont, Inc.	125,100	6,659
LG Chemical Ltd.	65,236	22,634
LyondellBasell Industries NV Class A	223,600	19,122
Olin Corp.	718,600	18,583
The Chemours Co. LLC	758,200	28,834
		95,832
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	206,800	11,227

TOTAL MATERIALS		107,059

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	392,000	69,051
Equinix, Inc.	35,600	15,077
		84,128
UTILITIES - 0.2%
Electric Utilities - 0.1%
DONG Energy A/S (e)	61,000	4,427
Independent Power and Renewable Electricity Producers - 0.1%
Bloom Energy Corp. Class A (b)	221,900	3,211

TOTAL UTILITIES		7,638

TOTAL COMMON STOCKS
(Cost $2,844,747)		4,320,283

Preferred Stocks - 4.9%
Convertible Preferred Stocks - 4.9%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Neutron Holdings, Inc. Series C (c)(d)	6,477,300	1,571
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	1,873	103
Series B (c)(d)	329	18
Series C (c)(d)	3,146	173
		294
TOTAL CONSUMER DISCRETIONARY		1,865
CONSUMER STAPLES - 4.2%
Tobacco - 4.2%
JUUL Labs, Inc.:
Series C (a)(c)(d)(f)	730,079	196,574
Series D (c)(d)	3,671	988
		197,562
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (a)(c)(d)	282,226	2,647
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series I (c)(d)	16,438	3,057
INFORMATION TECHNOLOGY - 0.5%
Software - 0.5%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	60,400	664
Lyft, Inc. Series I (c)(d)	215,858	10,728
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	218,981	10,680
		22,072

TOTAL CONVERTIBLE PREFERRED STOCKS		227,203

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	1,006	55
TOTAL PREFERRED STOCKS
(Cost $21,241)		227,258

Money Market Funds - 8.9%
Fidelity Cash Central Fund, 2.44% (g)	112,406,493	112,429
Fidelity Securities Lending Cash Central Fund 2.45% (g)(h)	305,203,102	305,234
TOTAL MONEY MARKET FUNDS
(Cost $417,653)		417,663
TOTAL INVESTMENT IN SECURITIES - 106.3%
(Cost $3,283,641)		4,965,204
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(293,256)
NET ASSETS - 100%		$4,671,948

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $228,264,000 or 4.9% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,859,000 or 0.2% of net assets.

 (f) A portion of the security sold on a delayed delivery basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$260
Allbirds, Inc.	10/9/18	$55
Allbirds, Inc. Series A	10/9/18	$103
Allbirds, Inc. Series B	10/9/18	$18
Allbirds, Inc. Series C	10/9/18	$173
Cloudflare, Inc. Series D, 8.00%	9/10/18	$664
Clover Health Series D	6/7/17	$2,647
JUUL Labs, Inc.	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Lyft, Inc. Series I	6/27/18	$10,222
Neutron Holdings, Inc. Series C	7/3/18	$1,184
Space Exploration Technologies Corp. Series I	4/5/18	$2,778
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,397

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$622
Fidelity Securities Lending Cash Central Fund	333
Total	$955

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$743,459	$743,459	$--	$--
Consumer Discretionary	742,529	740,349	--	2,180
Consumer Staples	299,060	95,883	4,869	198,308
Energy	52,122	52,122	--	--
Financials	231,951	229,304	--	2,647
Health Care	550,222	550,222	--	--
Industrials	171,851	160,100	8,694	3,057
Information Technology	1,557,522	1,535,450	--	22,072
Materials	107,059	107,059	--	--
Real Estate	84,128	84,128	--	--
Utilities	7,638	7,638	--	--
Money Market Funds	417,663	417,663	--	--
Total Investments in Securities:	$4,965,204	$4,723,377	$13,563	$228,264

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Other Investments in Securities
Beginning Balance	$28,784
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	1,172
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$29,956
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2019	$1,172
Equities - Consumer Staples
Beginning Balance	$194,540
Net Realized Gain (Loss) on Investment Securities	177,753
Net Unrealized Gain (Loss) on Investment Securities	6,993
Cost of Purchases	--
Proceeds of Sales	(180,978)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$198,308
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2019	$6,993

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$228,264	Market comparable	Enterprise value/Sales multiple (EV/S)	2.8	Increase
			Discount rate	30.0%	Decrease
		Market approach	Transaction price	$0.24 - $269.25 / $250.52	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Growth & Income Fund

February 28, 2019

AGAI-QTLY-0419
1.797925.115

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	22,554	$702
Verizon Communications, Inc. (a)	135,909	7,736
		8,438
Entertainment - 0.8%
Activision Blizzard, Inc.	29,700	1,252
Electronic Arts, Inc. (b)	600	57
Vivendi SA	95,800	2,798
		4,107
Interactive Media & Services - 0.6%
Alphabet, Inc.:
Class A (b)	1,373	1,547
Class C (b)	1,313	1,470
		3,017
Media - 4.3%
Comcast Corp. Class A	485,058	18,757
Interpublic Group of Companies, Inc.	127,700	2,941
Omnicom Group, Inc.	17,200	1,302
		23,000

TOTAL COMMUNICATION SERVICES		38,562

CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.1%
Gentex Corp.	25,200	513
Specialty Retail - 1.1%
L Brands, Inc.	27,700	724
Lowe's Companies, Inc.	32,857	3,453
Ross Stores, Inc.	2,600	247
TJX Companies, Inc.	30,340	1,556
		5,980
Textiles, Apparel & Luxury Goods - 0.0%
Puma AG	207	117

TOTAL CONSUMER DISCRETIONARY		6,610

CONSUMER STAPLES - 9.3%
Beverages - 1.0%
The Coca-Cola Co.	113,884	5,164
Food & Staples Retailing - 1.7%
Walgreens Boots Alliance, Inc.	17,600	1,253
Walmart, Inc.	78,810	7,801
		9,054
Food Products - 0.3%
The Hershey Co.	12,200	1,350
Household Products - 1.7%
Colgate-Palmolive Co.	1,600	105
Procter & Gamble Co. (a)	75,735	7,464
Spectrum Brands Holdings, Inc.	25,800	1,398
		8,967
Tobacco - 4.6%
Altria Group, Inc.	352,920	18,497
British American Tobacco PLC sponsored ADR	167,500	6,154
		24,651

TOTAL CONSUMER STAPLES		49,186

ENERGY - 11.8%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A	103,700	2,736
National Oilwell Varco, Inc.	37,500	1,055
Oceaneering International, Inc. (b)	60,900	941
		4,732
Oil, Gas & Consumable Fuels - 10.9%
BP PLC sponsored ADR	170,182	7,258
Cenovus Energy, Inc.	3,000	27
Cenovus Energy, Inc. (Canada)	817,300	7,490
Chevron Corp.	91,063	10,889
Enterprise Products Partners LP	8,400	232
Equinor ASA sponsored ADR	179,500	4,032
Exxon Mobil Corp.	266,000	21,022
Hess Corp.	34,700	2,007
Imperial Oil Ltd.	6,400	173
Kosmos Energy Ltd.	404,800	2,591
Legacy Reserves, Inc. (b)	86,500	104
Teekay LNG Partners LP	1,800	26
The Williams Companies, Inc. (a)	73,346	1,958
Valero Energy Corp.	2,600	212
		58,021

TOTAL ENERGY		62,753

FINANCIALS - 19.2%
Banks - 13.2%
Bank of America Corp. (a)	626,442	18,217
Citigroup, Inc.	139,227	8,908
First Hawaiian, Inc.	30,600	825
JPMorgan Chase & Co. (a)	124,243	12,966
M&T Bank Corp.	4,800	831
PNC Financial Services Group, Inc.	45,616	5,749
SunTrust Banks, Inc.	90,435	5,867
U.S. Bancorp	86,430	4,468
Wells Fargo & Co.	246,850	12,315
		70,146
Capital Markets - 4.7%
Apollo Global Management LLC Class A	19,100	560
Brookfield Asset Management, Inc.	4,200	190
Cboe Global Markets, Inc.	3,610	346
Charles Schwab Corp.	54,513	2,508
FS KKR Capital Corp.	3,600	23
KKR & Co. LP	89,813	1,997
Morgan Stanley	69,630	2,923
Northern Trust Corp.	73,537	6,854
Oaktree Capital Group LLC Class A	31,694	1,343
S&P Global, Inc.	4,800	962
State Street Corp.	100,070	7,192
		24,898
Insurance - 1.0%
Chubb Ltd.	16,200	2,169
Marsh & McLennan Companies, Inc.	17,766	1,653
The Travelers Companies, Inc.	12,000	1,595
		5,417
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	75,790	1,543

TOTAL FINANCIALS		102,004

HEALTH CARE - 14.4%
Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (b)	31,000	4,195
Celgene Corp. (b)	8,100	673
Intercept Pharmaceuticals, Inc. (b)	17,095	1,705
		6,573
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co.	500	124
Boston Scientific Corp. (b)	20,300	814
Danaher Corp.	17,900	2,274
		3,212
Health Care Providers & Services - 6.0%
AmerisourceBergen Corp.	42,800	3,565
Anthem, Inc.	8,700	2,616
Cardinal Health, Inc.	74,600	4,054
Cigna Corp.	23,200	4,047
CVS Health Corp.	141,851	8,203
Humana, Inc.	3,200	912
McKesson Corp.	41,133	5,230
Patterson Companies, Inc.	54,400	1,227
UnitedHealth Group, Inc.	9,000	2,180
		32,034
Pharmaceuticals - 6.5%
Bayer AG	76,938	6,147
Bristol-Myers Squibb Co.	116,200	6,003
GlaxoSmithKline PLC sponsored ADR (a)	207,509	8,375
Johnson & Johnson	66,701	9,114
Novartis AG sponsored ADR	5,101	465
Perrigo Co. PLC	13,900	677
Sanofi SA	26,518	2,211
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	99,874	1,681
		34,673

TOTAL HEALTH CARE		76,492

INDUSTRIALS - 13.6%
Aerospace & Defense - 2.1%
General Dynamics Corp.	13,600	2,315
Huntington Ingalls Industries, Inc.	2,900	607
Meggitt PLC	17,233	123
Rolls-Royce Holdings PLC	99,000	1,256
United Technologies Corp.	55,631	6,991
		11,292
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	17,900	1,618
Expeditors International of Washington, Inc.	800	60
United Parcel Service, Inc. Class B	75,279	8,296
		9,974
Building Products - 0.1%
A.O. Smith Corp.	13,800	717
Commercial Services & Supplies - 0.4%
Healthcare Services Group, Inc. (c)	16,600	634
Interface, Inc.	52,500	932
Ritchie Brothers Auctioneers, Inc.	1,700	63
Stericycle, Inc. (b)	6,825	304
		1,933
Electrical Equipment - 0.8%
Acuity Brands, Inc.	15,600	2,030
Hubbell, Inc. Class B	14,012	1,654
Rockwell Automation, Inc.	1,900	339
		4,023
Industrial Conglomerates - 3.6%
General Electric Co.	1,858,393	19,309
Machinery - 0.9%
Donaldson Co., Inc.	18,200	939
Flowserve Corp.	50,600	2,247
Wabtec Corp. (c)	23,531	1,724
		4,910
Road & Rail - 3.0%
J.B. Hunt Transport Services, Inc.	36,120	3,889
Knight-Swift Transportation Holdings, Inc. Class A	81,000	2,724
Norfolk Southern Corp.	18,408	3,301
Union Pacific Corp.	35,400	5,937
		15,851
Trading Companies & Distributors - 0.8%
Fastenal Co. (a)	27,100	1,706
MSC Industrial Direct Co., Inc. Class A	1,625	137
Watsco, Inc.	15,764	2,268
		4,111

TOTAL INDUSTRIALS		72,120

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 0.4%
Cisco Systems, Inc. (a)	43,671	2,261
Electronic Equipment & Components - 0.1%
Avnet, Inc.	10,400	452
IT Services - 2.9%
IBM Corp.	9,300	1,285
MasterCard, Inc. Class A	4,190	942
Paychex, Inc. (a)	50,309	3,875
Unisys Corp. (b)	72,692	982
Visa, Inc. Class A	54,540	8,078
		15,162
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	6,400	685
Applied Materials, Inc.	56,600	2,170
Lam Research Corp.	7,800	1,374
NVIDIA Corp.	7,200	1,111
NXP Semiconductors NV	1,300	119
Qualcomm, Inc.	127,498	6,807
		12,266
Software - 7.0%
Microsoft Corp. (a)	220,373	24,682
Oracle Corp.	154,684	8,064
SAP SE sponsored ADR	40,500	4,339
		37,085
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc. (a)	71,573	12,393
Western Digital Corp.	16,800	845
		13,238

TOTAL INFORMATION TECHNOLOGY		80,464

MATERIALS - 1.2%
Chemicals - 1.2%
DowDuPont, Inc.	38,700	2,060
International Flavors & Fragrances, Inc.	4,200	536
Nutrien Ltd.	47,580	2,590
The Scotts Miracle-Gro Co. Class A	15,800	1,294
		6,480
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	13,300	2,343
CoreSite Realty Corp.	13,400	1,370
Equinix, Inc.	6,010	2,545
Public Storage	4,900	1,036
Sabra Health Care REIT, Inc.	14,900	270
Simon Property Group, Inc.	3,200	580
Spirit Realty Capital, Inc.	13,260	512
		8,656
UTILITIES - 1.4%
Electric Utilities - 1.2%
Duke Energy Corp.	10,100	906
Exelon Corp. (a)	54,200	2,634
PPL Corp.	53,900	1,734
Southern Co.	26,600	1,322
		6,596
Multi-Utilities - 0.2%
Sempra Energy	7,000	843

TOTAL UTILITIES		7,439

TOTAL COMMON STOCKS
(Cost $405,518)		510,766

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. Series A, 6.125%	10,800	666
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (b)	38,401,830	51
TOTAL PREFERRED STOCKS
(Cost $592)		717
	Principal Amount (000s)(d)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (e)
(Cost $534)	EUR 500	480
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h)
(Cost $1,470)	1,469,796	749

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 2.44% (i)	15,418,179	15,421
Fidelity Securities Lending Cash Central Fund 2.45% (i)(j)	1,621,740	1,622
TOTAL MONEY MARKET FUNDS
(Cost $17,043)		17,043
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $425,157)		529,755
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,428
NET ASSETS - 100%		$531,183

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Apple, Inc.	Chicago Board Options Exchange	72	$1,248	$175.00	4/18/19	$(33)
Bank of America Corp.	Chicago Board Options Exchange	326	948	30.00	3/15/19	(5)
Bank of America Corp.	Chicago Board Options Exchange	312	907	32.00	4/18/19	(4)
Cisco Systems, Inc.	Chicago Board Options Exchange	47	243	49.00	4/18/19	(15)
Exelon Corp.	Chicago Board Options Exchange	57	277	47.00	4/18/19	(12)
Exelon Corp.	Chicago Board Options Exchange	57	277	48.00	4/18/19	(8)
Exelon Corp.	Chicago Board Options Exchange	57	277	49.00	4/18/19	(5)
Fastenal Co.	Chicago Board Options Exchange	28	176	62.50	5/17/19	(9)
Fastenal Co.	Chicago Board Options Exchange	56	352	65.00	5/17/19	(10)
GlaxoSmithKline PLC Spons ADR	Chicago Board Options Exchange	208	839	40.00	5/17/19	(32)
GlaxoSmithKline PLC Spons ADR	Chicago Board Options Exchange	208	839	41.00	5/17/19	(20)
J.P. Morgan Chase & Co.	Chicago Board Options Exchange	130	1,358	110.00	3/15/19	(1)
Microsoft Corp.	Chicago Board Options Exchange	223	2,498	115.00	3/15/19	(13)
Microsoft Corp.	Chicago Board Options Exchange	220	2,465	115.00	4/18/19	(45)
Paychex, Inc.	Chicago Board Options Exchange	50	385	72.50	6/21/19	(29)
Paychex, Inc.	Chicago Board Options Exchange	50	385	75.00	6/21/19	(20)
Procter & Gamble Co.	Chicago Board Options Exchange	73	719	95.00	3/15/19	(28)
Procter & Gamble Co.	Chicago Board Options Exchange	74	729	97.50	6/21/19	(30)
Verizon Communications, Inc.	Chicago Board Options Exchange	134	763	60.00	3/15/19	0
Williams Companies, Inc.	Chicago Board Options Exchange	76	203	28.00	4/18/19	(2)
Williams Companies, Inc.	Chicago Board Options Exchange	76	203	29.00	4/18/19	(1)
TOTAL WRITTEN OPTIONS						$(322)

Currency Abbreviations

EUR – European Monetary Unit

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $16,091,000.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $480,000 or 0.1% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $749,000 or 0.1% of net assets.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$1,470

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$49
Fidelity Securities Lending Cash Central Fund	2
Total	$51

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$38,562	$35,764	$2,798	$--
Consumer Discretionary	6,610	6,610	--	--
Consumer Staples	49,186	49,186	--	--
Energy	62,753	62,753	--	--
Financials	102,004	102,004	--	--
Health Care	77,158	68,134	9,024	--
Industrials	72,171	70,915	1,256	--
Information Technology	80,464	80,464	--	--
Materials	6,480	6,480	--	--
Real Estate	8,656	8,656	--	--
Utilities	7,439	7,439	--	--
Corporate Bonds	480	--	480	--
Other	749	--	--	749
Money Market Funds	17,043	17,043	--	--
Total Investments in Securities:	$529,755	$515,448	$13,558	$749
Derivative Instruments:
Liabilities
Written Options	$(322)	$(322)	$--	$--
Total Liabilities	$(322)	$(322)	$--	$--
Total Derivative Instruments:	$(322)	$(322)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Small Cap Fund

February 28, 2019

ASCF-QTLY-0419
1.797929.115

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.7%
Interactive Media & Services - 1.4%
Care.com, Inc. (a)	294,100	$7,408
CarGurus, Inc. Class A (a)	466,800	19,946
		27,354
Media - 1.5%
The New York Times Co. Class A (b)	886,900	29,135
Wireless Telecommunication Services - 0.8%
Boingo Wireless, Inc. (a)	745,000	16,666

TOTAL COMMUNICATION SERVICES		73,155

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.5%
Dorman Products, Inc. (a)	129,900	10,509
Diversified Consumer Services - 1.5%
Grand Canyon Education, Inc. (a)	254,500	29,441
Hotels, Restaurants & Leisure - 4.0%
Churchill Downs, Inc.	242,400	22,737
Hilton Grand Vacations, Inc. (a)	671,913	21,360
Planet Fitness, Inc. (a)	363,700	21,378
YETI Holdings, Inc. (b)	542,200	13,007
		78,482
Household Durables - 2.7%
Cavco Industries, Inc. (a)	113,400	15,698
TopBuild Corp. (a)	428,700	25,508
TRI Pointe Homes, Inc. (a)	953,000	12,008
		53,214
Internet & Direct Marketing Retail - 0.3%
Stamps.com, Inc. (a)	52,309	4,917
Leisure Products - 0.5%
Brunswick Corp.	176,400	9,303
Specialty Retail - 2.1%
Boot Barn Holdings, Inc. (a)	832,100	23,715
The Children's Place Retail Stores, Inc. (b)	179,100	17,115
		40,830
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	119,700	11,664

TOTAL CONSUMER DISCRETIONARY		238,360

CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 1.6%
BJ's Wholesale Club Holdings, Inc.	1,234,130	31,248
Food Products - 1.2%
Nomad Foods Ltd. (a)	1,141,500	22,944
Household Products - 0.5%
Spectrum Brands Holdings, Inc.	182,400	9,881

TOTAL CONSUMER STAPLES		64,073

ENERGY - 2.5%
Energy Equipment & Services - 1.2%
Hess Midstream Partners LP	1,012,248	23,160
Oil, Gas & Consumable Fuels - 1.3%
Alliance Resource Partners LP	547,000	10,612
Noble Midstream Partners LP	470,533	15,838
		26,450

TOTAL ENERGY		49,610

FINANCIALS - 18.4%
Banks - 8.6%
Allegiance Bancshares, Inc. (a)	452,920	17,329
Cadence Bancorp Class A	581,300	11,620
ConnectOne Bancorp, Inc.	962,700	20,765
CVB Financial Corp.	597,100	13,608
First Citizens Bancshares, Inc.	49,200	21,480
First Interstate Bancsystem, Inc.	422,100	17,576
Independent Bank Corp., Massachusetts	275,500	23,453
Old National Bancorp, Indiana	1,102,200	19,597
ServisFirst Bancshares, Inc.	460,200	16,093
Trico Bancshares	186,600	7,505
		169,026
Capital Markets - 3.1%
Blucora, Inc. (a)	548,600	14,752
LPL Financial	389,200	29,350
Morningstar, Inc.	135,400	17,136
		61,238
Consumer Finance - 1.3%
First Cash Financial Services, Inc.	282,100	24,729
Insurance - 2.8%
Enstar Group Ltd. (a)	72,400	12,916
Hastings Group Holdings PLC (c)	6,130,394	18,197
Primerica, Inc.	186,200	23,282
		54,395
Thrifts & Mortgage Finance - 2.6%
Essent Group Ltd. (a)	801,923	34,595
WSFS Financial Corp.	368,800	15,962
		50,557

TOTAL FINANCIALS		359,945

HEALTH CARE - 15.3%
Biotechnology - 3.3%
Allakos, Inc. (a)	63,100	2,521
Array BioPharma, Inc. (a)	496,100	11,381
Atara Biotherapeutics, Inc. (a)	154,300	5,525
Audentes Therapeutics, Inc. (a)	89,700	2,747
FibroGen, Inc. (a)	155,500	8,988
Heron Therapeutics, Inc. (a)	216,500	5,731
Kezar Life Sciences, Inc.	164,200	3,341
Mirati Therapeutics, Inc. (a)	100,500	7,316
Swedish Orphan Biovitrum AB (a)	784,200	17,041
		64,591
Health Care Equipment & Supplies - 4.0%
Avanos Medical, Inc. (a)	218,100	10,268
Integra LifeSciences Holdings Corp. (a)	323,200	17,805
Interojo Co. Ltd.	519	11
LivaNova PLC (a)	254,600	23,729
Masimo Corp. (a)	91,900	12,065
Merit Medical Systems, Inc. (a)	250,100	13,938
		77,816
Health Care Providers & Services - 2.5%
Chemed Corp.	65,100	21,450
Encompass Health Corp.	226,600	14,308
G1 Therapeutics, Inc. (a)	57,500	1,061
LHC Group, Inc. (a)	119,977	13,160
		49,979
Life Sciences Tools & Services - 4.1%
Charles River Laboratories International, Inc. (a)	214,900	30,552
ICON PLC (a)	188,000	26,316
PRA Health Sciences, Inc. (a)	210,600	22,530
		79,398
Pharmaceuticals - 1.4%
Huons Co. Ltd.	2,152	140
Supernus Pharmaceuticals, Inc. (a)	535,400	21,866
Zogenix, Inc. (a)	100,100	5,278
		27,284

TOTAL HEALTH CARE		299,068

INDUSTRIALS - 17.3%
Aerospace & Defense - 0.5%
Wesco Aircraft Holdings, Inc. (a)	1,141,200	9,689
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	120,700	10,909
Building Products - 2.4%
Armstrong World Industries, Inc.	332,100	24,303
Gibraltar Industries, Inc. (a)	258,400	10,465
GMS, Inc. (a)	587,400	11,484
		46,252
Commercial Services & Supplies - 0.6%
Coor Service Management Holding AB (c)	1,419,602	11,728
Construction & Engineering - 0.8%
EMCOR Group, Inc.	221,500	15,977
Electrical Equipment - 1.4%
Generac Holdings, Inc. (a)	549,400	28,327
Industrial Conglomerates - 1.3%
ITT, Inc.	457,200	26,408
Machinery - 6.0%
Cactus, Inc. (a)	646,800	23,453
Douglas Dynamics, Inc.	296,100	12,489
Gardner Denver Holdings, Inc. (a)	831,700	22,331
Hy-Lok Corp.	46,824	749
Luxfer Holdings PLC sponsored	894,400	16,824
Oshkosh Corp.	313,900	24,425
Rexnord Corp. (a)	683,800	18,237
		118,508
Professional Services - 3.7%
Asgn, Inc. (a)	351,500	22,640
ICF International, Inc.	367,779	27,775
Navigant Consulting, Inc.	563,700	11,607
Stantec, Inc.	419,300	10,317
		72,339

TOTAL INDUSTRIALS		340,137

INFORMATION TECHNOLOGY - 14.9%
Electronic Equipment & Components - 3.8%
CDW Corp.	225,300	21,153
ePlus, Inc. (a)	228,089	20,400
SYNNEX Corp.	334,341	32,806
		74,359
IT Services - 4.6%
Booz Allen Hamilton Holding Corp. Class A	582,500	30,791
Conduent, Inc. (a)	556,400	8,135
Euronet Worldwide, Inc. (a)	198,800	26,703
Genpact Ltd.	588,200	19,540
Hackett Group, Inc.	331,940	5,397
		90,566
Semiconductors & Semiconductor Equipment - 1.4%
Entegris, Inc.	746,000	26,356
Software - 5.1%
j2 Global, Inc.	241,100	20,496
Nuance Communications, Inc. (a)	970,900	16,282
Pegasystems, Inc.	245,400	16,125
Proofpoint, Inc. (a)	122,300	14,442
PROS Holdings, Inc. (a)	337,600	14,382
RealPage, Inc. (a)	143,500	8,784
Zensar Technologies Ltd.	3,597,030	10,242
		100,753

TOTAL INFORMATION TECHNOLOGY		292,034

MATERIALS - 3.5%
Chemicals - 1.6%
Ashland Global Holdings, Inc.	204,700	15,840
Element Solutions, Inc. (a)	1,291,200	14,539
		30,379
Construction Materials - 0.5%
Eagle Materials, Inc.	132,700	10,144
Containers & Packaging - 1.1%
Aptargroup, Inc.	209,200	21,282
Paper & Forest Products - 0.3%
Neenah, Inc.	101,000	6,826

TOTAL MATERIALS		68,631

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Americold Realty Trust	739,400	21,258
CoreSite Realty Corp.	127,600	13,047
EPR Properties	176,800	12,991
		47,296
Real Estate Management & Development - 2.6%
CBRE Group, Inc. (a)	294,100	14,634
Cushman & Wakefield PLC	1,960,000	35,926
		50,560

TOTAL REAL ESTATE		97,856

UTILITIES - 1.7%
Gas Utilities - 1.0%
Star Gas Partners LP	1,911,600	18,829
Multi-Utilities - 0.7%
Telecom Plus PLC	744,600	13,984

TOTAL UTILITIES		32,813

TOTAL COMMON STOCKS
(Cost $1,694,142)		1,915,682

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 2.44% (d)	18,729,234	18,733
Fidelity Securities Lending Cash Central Fund 2.45% (d)(e)	33,515,703	33,519
TOTAL MONEY MARKET FUNDS
(Cost $52,252)		52,252

Equity Funds - 1.0%
Small Blend Funds - 1.0%
iShares Russell 2000 Index ETF (b)
(Cost $18,505)	121,100	18,986
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $1,764,899)		1,986,920
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(28,447)
NET ASSETS - 100%		$1,958,473

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,925,000 or 1.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$229
Fidelity Securities Lending Cash Central Fund	12
Total	$241

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Large Cap Fund

February 28, 2019

LC-QTLY-0419
1.797927.115

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	250,194	$14,241,042
Entertainment - 1.4%
Activision Blizzard, Inc.	61,400	2,587,396
Electronic Arts, Inc. (a)	63,800	6,110,764
Vivendi SA	233,100	6,807,058
		15,505,218
Interactive Media & Services - 0.8%
Alphabet, Inc.:
Class A (a)	3,836	4,321,446
Class C (a)	3,567	3,994,755
Snap, Inc. Class A (a)	73,900	724,220
		9,040,421
Media - 4.3%
Comcast Corp. Class A	1,061,674	41,054,934
Discovery Communications, Inc. Class A (a)(b)	86,000	2,485,400
Interpublic Group of Companies, Inc.	219,100	5,045,873
Omnicom Group, Inc.	19,400	1,468,580
		50,054,787

TOTAL COMMUNICATION SERVICES		88,841,468

CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.0%
Gentex Corp.	10,200	207,468
Distributors - 0.2%
LKQ Corp. (a)	57,700	1,598,290
Hotels, Restaurants & Leisure - 0.0%
Drive Shack, Inc. (a)	78,700	347,067
Household Durables - 0.5%
Mohawk Industries, Inc. (a)	40,300	5,485,636
Internet & Direct Marketing Retail - 0.3%
The Booking Holdings, Inc. (a)	2,300	3,903,192
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	26,700	2,572,011
Specialty Retail - 1.0%
L Brands, Inc.	60,900	1,591,926
Lowe's Companies, Inc.	71,979	7,564,273
TJX Companies, Inc.	51,600	2,646,564
		11,802,763

TOTAL CONSUMER DISCRETIONARY		25,916,427

CONSUMER STAPLES - 8.9%
Beverages - 0.9%
The Coca-Cola Co.	228,975	10,381,727
Food & Staples Retailing - 1.7%
Walgreens Boots Alliance, Inc.	38,200	2,719,458
Walmart, Inc.	173,800	17,204,462
		19,923,920
Food Products - 0.2%
The Hershey Co.	21,500	2,379,620
Household Products - 1.5%
Procter & Gamble Co.	155,252	15,300,085
Spectrum Brands Holdings, Inc.	34,400	1,863,448
		17,163,533
Tobacco - 4.6%
Altria Group, Inc.	764,100	40,046,481
British American Tobacco PLC sponsored ADR	356,000	13,079,440
		53,125,921

TOTAL CONSUMER STAPLES		102,974,721

ENERGY - 12.0%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	233,000	6,146,540
National Oilwell Varco, Inc.	105,932	2,980,926
Oceaneering International, Inc. (a)	140,200	2,166,090
		11,293,556
Oil, Gas & Consumable Fuels - 11.0%
BP PLC sponsored ADR	401,347	17,117,450
Cenovus Energy, Inc. (Canada)	1,836,600	16,831,488
Chevron Corp.	193,907	23,187,399
Equinor ASA sponsored ADR	426,200	9,572,452
Exxon Mobil Corp.	569,600	45,015,488
Hess Corp.	86,300	4,992,455
Imperial Oil Ltd.	14,600	395,302
Kosmos Energy Ltd.	929,800	5,950,720
Legacy Reserves, Inc. (a)	147,100	176,520
Teekay Offshore Partners LP	157,500	192,150
The Williams Companies, Inc.	154,697	4,128,863
Valero Energy Corp.	4,600	375,176
		127,935,463

TOTAL ENERGY		139,229,019

FINANCIALS - 20.0%
Banks - 13.1%
Bank of America Corp.	1,385,189	40,281,296
Citigroup, Inc.	318,097	20,351,846
First Hawaiian, Inc.	45,400	1,223,984
JPMorgan Chase & Co.	281,268	29,353,128
M&T Bank Corp.	10,200	1,765,212
PNC Financial Services Group, Inc.	94,885	11,957,408
Standard Chartered PLC (United Kingdom)	481	3,838
SunTrust Banks, Inc.	182,803	11,858,431
U.S. Bancorp	174,365	9,012,927
Wells Fargo & Co.	508,394	25,363,777
		151,171,847
Capital Markets - 4.6%
Cboe Global Markets, Inc.	8,900	853,599
Charles Schwab Corp.	146,353	6,733,702
KKR & Co. LP	210,236	4,673,546
Morgan Stanley	212,433	8,917,937
Northern Trust Corp.	155,186	14,463,335
State Street Corp.	239,858	17,238,594
The Blackstone Group LP	13,800	460,782
		53,341,495
Diversified Financial Services - 0.4%
KKR Renaissance Co-Invest LP unit (a)(c)	14,257	4,637,066
Insurance - 0.6%
Chubb Ltd.	26,900	3,601,910
The Travelers Companies, Inc.	23,600	3,136,676
		6,738,586
Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp. (a)	249,592	3,239,704
Radian Group, Inc.	599,668	12,209,240
		15,448,944

TOTAL FINANCIALS		231,337,938

HEALTH CARE - 16.8%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	82,105	11,111,270
Alnylam Pharmaceuticals, Inc. (a)	19,600	1,666,000
AnaptysBio, Inc. (a)	7,100	488,977
Atara Biotherapeutics, Inc. (a)	39,000	1,396,590
Celgene Corp. (a)	44,700	3,715,464
Gritstone Oncology, Inc.	8,600	110,596
Heron Therapeutics, Inc. (a)	4,200	111,174
Insmed, Inc. (a)	81,464	2,415,408
Intercept Pharmaceuticals, Inc. (a)(b)	69,251	6,907,095
Mirati Therapeutics, Inc. (a)	25,100	1,827,280
		29,749,854
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	330,486	13,259,098
Danaher Corp.	38,500	4,890,270
		18,149,368
Health Care Providers & Services - 5.9%
AmerisourceBergen Corp.	88,900	7,405,370
Anthem, Inc.	17,395	5,231,198
Cardinal Health, Inc.	165,300	8,982,402
Cigna Corp.	52,800	9,210,432
Covetrus, Inc. (a)	1,360	48,661
CVS Health Corp.	294,811	17,048,920
Humana, Inc.	7,900	2,251,816
McKesson Corp.	102,696	13,058,823
MEDNAX, Inc. (a)	11,500	378,465
UnitedHealth Group, Inc.	18,500	4,481,070
		68,097,157
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	126,880	404,747
Pharmaceuticals - 6.8%
Bayer AG	167,426	13,375,830
Bristol-Myers Squibb Co.	253,300	13,085,478
GlaxoSmithKline PLC sponsored ADR	433,229	17,485,122
Jazz Pharmaceuticals PLC (a)	42,407	5,938,252
Johnson & Johnson	117,063	15,995,488
Perrigo Co. PLC	22,600	1,100,620
Sanofi SA	34,791	2,901,201
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	250,991	4,224,179
The Medicines Company (a)	11,748	289,823
TherapeuticsMD, Inc. (a)(b)	748,200	4,279,704
		78,675,697

TOTAL HEALTH CARE		195,076,823

INDUSTRIALS - 12.9%
Aerospace & Defense - 1.8%
General Dynamics Corp.	21,100	3,591,642
Huntington Ingalls Industries, Inc.	6,200	1,298,342
United Technologies Corp.	126,682	15,920,127
		20,810,111
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	33,859	3,060,176
FedEx Corp.	18,600	3,366,600
United Parcel Service, Inc. Class B	165,875	18,279,425
		24,706,201
Building Products - 0.1%
A.O. Smith Corp.	13,000	675,090
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	23,800	1,061,004
Electrical Equipment - 0.7%
Acuity Brands, Inc.	39,200	5,100,704
Hubbell, Inc. Class B	21,382	2,524,145
Melrose Industries PLC	1	2
		7,624,851
Industrial Conglomerates - 3.9%
General Electric Co.	4,380,209	45,510,372
Machinery - 0.9%
Flowserve Corp.	142,500	6,328,425
Wabtec Corp. (b)	54,205	3,971,058
		10,299,483
Professional Services - 0.3%
Acacia Research Corp. (a)	36,900	112,545
IHS Markit Ltd. (a)	59,536	3,165,529
		3,278,074
Road & Rail - 3.0%
J.B. Hunt Transport Services, Inc.	76,100	8,193,687
Knight-Swift Transportation Holdings, Inc. Class A	207,000	6,961,410
Norfolk Southern Corp.	37,858	6,787,939
Union Pacific Corp.	77,100	12,929,670
		34,872,706
Trading Companies & Distributors - 0.0%
Fastenal Co.	10,300	648,282

TOTAL INDUSTRIALS		149,486,174

INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 0.3%
Cisco Systems, Inc.	73,654	3,813,068
Electronic Equipment & Components - 0.2%
Itron, Inc. (a)	33,600	1,781,136
IT Services - 3.5%
IBM Corp.	11,400	1,574,682
Interxion Holding N.V. (a)	28,200	1,847,100
MasterCard, Inc. Class A	32,000	7,192,640
Paychex, Inc.	96,522	7,434,124
Unisys Corp. (a)	182,387	2,464,048
Visa, Inc. Class A	131,910	19,538,509
		40,051,103
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	12,800	1,369,088
Applied Materials, Inc.	138,500	5,310,090
Lam Research Corp.	16,300	2,870,267
Micron Technology, Inc. (a)	40,700	1,663,816
NVIDIA Corp.	21,600	3,332,016
Qualcomm, Inc.	281,250	15,015,938
		29,561,215
Software - 6.7%
Microsoft Corp.	489,354	54,822,332
Oracle Corp.	272,300	14,194,999
SAP SE sponsored ADR	85,300	9,138,189
		78,155,520
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	150,221	26,010,766
Western Digital Corp.	39,800	2,001,940
		28,012,706

TOTAL INFORMATION TECHNOLOGY		181,374,748

MATERIALS - 1.2%
Chemicals - 1.2%
DowDuPont, Inc.	49,200	2,618,916
International Flavors & Fragrances, Inc.	8,900	1,134,750
Intrepid Potash, Inc. (a)	576,560	2,190,928
Nutrien Ltd.	104,460	5,685,983
The Scotts Miracle-Gro Co. Class A	21,600	1,769,040
		13,399,617
Construction Materials - 0.0%
Summit Materials, Inc. (a)	34,400	584,800

TOTAL MATERIALS		13,984,417

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	15,200	2,677,480
Equinix, Inc.	11,700	4,954,950
Public Storage	5,300	1,120,897
Simon Property Group, Inc.	2,300	416,668
		9,169,995
UTILITIES - 0.8%
Electric Utilities - 0.8%
Duke Energy Corp.	10,900	977,294
Exelon Corp.	95,700	4,650,063
PPL Corp.	59,600	1,917,332
Southern Co.	32,000	1,590,080
		9,134,769
Multi-Utilities - 0.0%
Sempra Energy	5,600	674,464

TOTAL UTILITIES		9,809,233

TOTAL COMMON STOCKS
(Cost $917,066,519)		1,147,200,963

Convertible Preferred Stocks - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Lyft, Inc. Series I (c)(d)
(Cost $2,602,997)	54,969	2,731,959

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $3,301,608)	3,301,608	1,681,839

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 2.44% (f)	8,787,204	8,788,962
Fidelity Securities Lending Cash Central Fund 2.45% (f)(g)	10,328,851	10,329,883
TOTAL MONEY MARKET FUNDS
(Cost $19,118,845)		19,118,845
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $942,089,969)		1,170,733,606
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(12,297,487)
NET ASSETS - 100%		$1,158,436,119

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,050,864 or 0.8% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$1,504,114
Lyft, Inc. Series I	6/27/18	$2,602,997
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$3,301,608

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,939
Fidelity Securities Lending Cash Central Fund	11,948
Total	$46,887

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$88,841,468	$82,034,410	$6,807,058	$--
Consumer Discretionary	25,916,427	25,916,427	--	--
Consumer Staples	102,974,721	102,974,721	--	--
Energy	139,229,019	139,229,019	--	--
Financials	231,337,938	226,700,872	4,637,066	--
Health Care	195,076,823	178,799,792	16,277,031	--
Industrials	149,486,174	149,486,174	--	--
Information Technology	184,106,707	181,374,748	--	2,731,959
Materials	13,984,417	13,984,417	--	--
Real Estate	9,169,995	9,169,995	--	--
Utilities	9,809,233	9,809,233	--	--
Other	1,681,839	--	--	1,681,839
Money Market Funds	19,118,845	19,118,845	--	--
Total Investments in Securities:	$1,170,733,606	$1,138,598,653	$27,721,155	$4,413,798

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate High Income Fund

February 28, 2019

REHI-QTLY-0419
1.814099.114

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 2.7%
	Principal Amount	Value
Diversified Financial Services - 0.3%
American Homes 4 Rent 4.25% 2/15/28	$1,836,000	$1,790,254
Healthcare - 0.6%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,433,000	1,440,165
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	333,000	337,163
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	2,499,000	2,511,495

TOTAL HEALTHCARE		4,288,823

Homebuilders/Real Estate - 0.8%
Howard Hughes Corp. 5.375% 3/15/25 (a)	2,712,000	2,678,100
iStar Financial, Inc. 6% 4/1/22	2,562,000	2,558,798

TOTAL HOMEBUILDERS/REAL ESTATE		5,236,898

Hotels - 1.0%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	3,540,000	3,522,300
Times Square Hotel Trust 8.528% 8/1/26 (a)	2,673,875	3,068,116

TOTAL HOTELS		6,590,416

TOTAL NONCONVERTIBLE BONDS
(Cost $17,884,943)		17,906,391

Asset-Backed Securities - 5.4%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (a)	598,000	652,475
Series 2014-SFR3 Class E, 6.418% 12/17/36 (a)	1,553,000	1,708,450
Series 2015-SFR1 Class E, 5.639% 4/17/52 (a)	2,130,223	2,276,659
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (a)	3,728,000	4,059,163
Class XS, 0% 10/17/52 (a)(b)(c)(d)	2,656,019	27
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.4335% 6/26/34 (a)(b)(e)	61,458	120,739
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1 month U.S. LIBOR + 1.500% 3.9848% 3/20/50 (a)(b)(d)(e)	750,000	75
Class E, 1 month U.S. LIBOR + 2.100% 4.5848% 3/20/50 (a)(b)(d)(e)	2,670,000	267
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 6.4416% 1/28/40 (a)(b)(d)(e)	2,636,484	264
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 5.1314% 7/17/34 (a)(b)(e)	772,000	771,755
Class F, 1 month U.S. LIBOR + 3.539% 6.0204% 7/17/34 (a)(b)(e)	1,122,000	1,122,306
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.8314% 7/17/37 (a)(b)(e)	2,045,000	2,016,860
Invitation Homes Trust:
Series 2017-SFR2:
Class E, 1 month U.S. LIBOR + 2.250% 4.7314% 12/17/36 (a)(b)(e)	1,719,000	1,718,995
Class F, 1 month U.S. LIBOR + 3.000% 5.4814% 12/17/36 (a)(b)(e)	1,452,000	1,459,300
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 2.500% 4.9814% 3/17/37 (a)(b)(e)	2,082,000	2,061,249
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.7388% 6/17/37 (a)(b)(e)	3,682,000	3,601,948
Merit Securities Corp. Series 13 Class M1, 7.9484% 12/28/33 (b)	1,292,711	1,341,948
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 5.5617% 12/25/33	209,145	130,131
Starwood Waypoint Homes Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.400% 5.8888% 1/17/35 (a)(b)(e)	2,935,000	2,924,695
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3 month U.S. LIBOR + 2.650% 5.3826% 2/5/36 (a)(b)(d)(e)	2,632,495	197
Class E, 3 month U.S. LIBOR + 4.500% 7.2326% 2/5/36 (a)(b)(d)(e)	959,631	72
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 7.2326% 12/5/36 (a)(b)(d)(e)	4,728,396	355
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (a)	3,708,000	3,718,432
Series 2017-SFR2 Class F, 5.104% 1/17/36 (a)	664,000	667,721
Series 2018-SFR1 Class F, 4.96% 5/17/37 (a)	833,000	825,757
Tricon American Homes Trust Series 2016-SFR1 Class F, 5.769% 11/17/33 (a)	2,486,000	2,533,656
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (a)	2,142,000	2,069,997
TOTAL ASSET-BACKED SECURITIES
(Cost $44,311,809)		35,783,493

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-R1:
Class 2B4, 3.3614% 2/25/43 (a)(b)(d)	36,111	8,097
Class 2B5, 3.3614% 2/25/43 (a)(b)	20,478	463
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17 (d)	35,950	105
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 1 month U.S. LIBOR + 11.950% 14.4669% 6/10/35 (a)(b)(e)	76,113	32,460

TOTAL PRIVATE SPONSOR		41,125

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 4.1664% 2/25/42 (a)(b)	47,593	16,583
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 4.3725% 1/25/42 (a)(b)	28,457	561
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 4.0975% 6/25/43 (b)(d)(f)	166,964	31,152
Class 2B5, 4.0975% 6/25/43 (b)(d)(f)	2,620	10

TOTAL U.S. GOVERNMENT AGENCY		48,306

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $215,280)		89,431

Commercial Mortgage Securities - 81.7%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 2.827% 5.3158% 9/15/34 (a)(b)(e)	3,684,000	3,688,589
BAMLL Trust Series 2015-200P Class F, 3.5958% 4/14/33 (a)(b)	2,588,000	2,474,410
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (a)	4,416,000	3,705,069
Series 2017-BNK6 Class D, 3.1% 7/15/60 (a)	2,593,000	2,117,317
Series 2017-BNK8 Class D, 2.6% 11/15/50 (a)	3,097,000	2,462,526
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (a)	2,201,000	1,862,386
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.2844% 9/10/28 (a)(b)	6,580,000	6,425,064
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.6089% 8/14/36 (a)(b)	1,749,000	1,630,281
Benchmark Mortgage Trust Series 2018-B7:
Class D, 3% 5/15/53 (a)(b)	833,000	692,548
Class E, 3% 5/15/53 (a)(b)	833,000	636,639
BKB Commercial Mortgage Trust Series 1997-C1 Class H, 2.0042% 10/25/22 (a)(b)	13,448	13,328
BX Commercial Mortgage Trust floater Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.471% 4.9598% 3/15/37 (a)(b)(e)	1,801,000	1,794,214
BX Trust:
floater Series 2018-IND Class H, 1 month U.S. LIBOR + 3.000% 5.4888% 11/15/35 (a)(b)(e)	1,225,300	1,228,369
Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 6.7388% 10/15/32 (a)(b)(e)	3,990,000	3,977,244
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 5.7388% 12/15/37 (a)(b)(e)	1,000,000	1,005,614
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (a)(b)	2,896,000	2,912,534
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (a)	4,073,000	3,433,173
CG-CCRE Commercial Mortgage Trust Series 2014-FL1:
Class YTC1, 1 month U.S. LIBOR + 2.489% 4.9778% 6/15/31 (a)(b)(e)	1,724,184	1,224,171
Class YTC2, 1 month U.S. LIBOR + 2.489% 4.9778% 6/15/31 (a)(b)(e)	1,724,184	857,464
Class YTC3, 1 month U.S. LIBOR + 2.489% 4.9778% 6/15/31 (a)(b)(e)	662,427	131,723
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (a)(b)	4,069,000	3,935,360
Series 2013-GC15 Class D, 5.2165% 9/10/46 (a)(b)	7,323,000	7,315,118
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.8388% 7/15/27 (a)(b)(e)	2,972,000	2,969,985
Series 2016-C3 Class D, 3% 11/15/49 (a)	4,412,000	3,439,083
COMM Mortgage Trust:
floater Series 2018-HCLV Class G, 1 month U.S. LIBOR + 5.056% 7.5451% 9/15/33 (a)(b)(e)	1,487,000	1,401,840
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)	4,373,000	3,541,127
Series 2012-CR1:
Class D, 5.3206% 5/15/45 (a)(b)	5,826,000	5,850,724
Class G, 2.462% 5/15/45 (a)	2,322,000	1,775,035
Series 2012-CR5 Class D, 4.3204% 12/10/45 (a)(b)	1,291,000	1,279,209
Series 2012-LC4 Class D, 5.5387% 12/10/44 (a)(b)	6,592,000	6,064,235
Series 2013-CCRE6 Class E, 4.0837% 3/10/46 (a)(b)	158,000	136,850
Series 2013-CR10 Class D, 4.7924% 8/10/46 (a)(b)	3,673,000	3,564,691
Series 2013-CR12 Class D, 5.0852% 10/10/46 (a)(b)	4,043,000	3,593,568
Series 2013-CR6 Class F, 4.0837% 3/10/46 (a)(b)	1,439,000	1,042,913
Series 2013-LC6 Class D, 4.263% 1/10/46 (a)(b)	5,644,000	5,544,436
Series 2014-CR15 Class D, 4.7361% 2/10/47 (a)(b)	1,060,000	1,076,033
Series 2014-CR17 Class E, 4.7996% 5/10/47 (a)(b)	589,000	534,869
Series 2014-UBS2 Class D, 5.002% 3/10/47 (a)(b)	3,454,000	3,113,753
Series 2015-3BP Class F, 3.2384% 2/10/35 (a)(b)	4,405,000	4,061,879
Series 2016-CD1 Class D, 2.7689% 8/10/49 (a)(b)	2,318,000	1,917,458
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	3,234,000	2,722,109
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (a)	1,146,000	985,329
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (a)	578,251	577,784
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7793% 11/10/49 (b)	1,680,000	1,379,375
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.8315% 8/15/45 (a)(b)	5,306,000	5,133,836
Class F, 4.25% 8/15/45 (a)	6,580,000	5,394,811
Series 2014-CR2 Class G, 4.25% 8/15/45 (a)	1,556,000	1,009,503
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (a)(b)	2,588,000	2,567,887
Series 2015-TEXW Class F, 3.8487% 2/10/34 (a)(b)	1,733,000	1,703,178
Series 2015-WEST Class F, 4.2268% 2/10/37 (a)(b)	5,394,000	5,222,999
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (a)	1,451,736	1,140,484
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (a)	3,902,000	3,520,118
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (a)(b)	1,890,000	1,835,724
Series 2017-CX9 Class D, 4.157% 9/15/50 (a)(b)	1,615,000	1,446,428
CSMC Trust Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 9.7388% 11/15/33 (a)(b)(e)	3,334,000	3,326,615
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (a)(b)	833,000	809,559
Class E, 4.9345% 1/10/34 (a)(b)	4,264,000	4,012,573
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.6983% 11/10/46 (a)(b)	7,437,000	7,650,824
Class F, 5.6983% 11/10/46 (a)(b)	7,292,000	7,366,652
Class G, 4.652% 11/10/46 (a)	7,812,000	7,198,880
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.8142% 1/25/43 (b)(c)	4,473,000	227,938
Series KAIV Class X2, 3.6147% 6/25/41 (b)(c)	2,316,000	171,977
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class FFX, 3.3822% 12/15/34(a)(b)	4,845,000	4,751,670
Class GFX, 3.3822% 12/15/34 (a)(b)	10,554,000	10,337,433
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class H, 6.75% 4/15/29 (b)	4,364,845	3,583,239
Series 1999-C2I Class K, 6.481% 9/15/33 (f)	5,282,592	5,296,071
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 5.4311% 11/21/35 (a)(b)(e)	1,227,000	1,228,534
GS Mortgage Securities Trust:
Series 2011-GC5:
Class D, 5.3908% 8/10/44 (a)(b)	6,673,000	6,573,405
Class E, 5.3908% 8/10/44 (a)(b)	2,432,000	2,128,730
Class F, 4.5% 8/10/44 (a)	4,308,000	2,600,231
Series 2012-GC6:
Class D, 5.6516% 1/10/45 (a)(b)	3,753,000	3,792,519
Class E, 5% 1/10/45 (a)(b)	1,517,000	1,350,958
Series 2012-GC6I Class F, 5% 1/10/45 (b)	1,508,000	1,105,967
Series 2012-GCJ7:
Class D, 5.7032% 5/10/45 (a)(b)	8,756,500	8,356,140
Class E, 5% 5/10/45 (a)	2,893,996	1,995,619
Class F, 5% 5/10/45 (a)	7,032,000	2,331,801
Series 2012-GCJ9 Class D, 4.7464% 11/10/45 (a)(b)	4,238,000	4,217,184
Series 2013-GC12 Class D, 4.4503% 6/10/46 (a)(b)	869,000	812,541
Series 2013-GC13 Class D, 4.0821% 7/10/46 (a)(b)	5,470,000	5,177,976
Series 2013-GC16:
Class D, 5.3106% 11/10/46 (a)(b)	3,923,000	4,001,422
Class F, 3.5% 11/10/46 (a)	2,530,000	1,904,698
Series 2016-GS2 Class D, 2.753% 5/10/49 (a)	2,058,050	1,715,361
Series 2016-GS3 Class D, 2.62% 10/10/49 (a)	6,086,000	4,884,505
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (a)	3,902,000	3,905,651
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (a)(b)	7,178,000	7,141,634
Class F, 4.0667% 2/10/29 (a)(b)	5,309,000	5,256,052
Series 2017-GS6 Class D, 3.243% 5/10/50 (a)	3,676,000	2,981,517
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (a)(b)	5,550,000	5,125,426
Series 2016-SFP Class F, 6.1552% 11/5/35 (a)	4,195,000	4,290,843
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 4.6388% 6/15/34 (a)(b)(e)	1,886,000	1,875,537
Class FFL, 1 month U.S. LIBOR + 2.850% 5.3388% 6/15/34 (a)(b)(e)	774,000	768,816
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (a)	2,083,000	2,083,467
Invitation Homes Trust floater Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.7314% 7/17/37 (a)(b)(e)	2,582,000	2,525,248
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	604,000	505,802
Series 2014-C26 Class D, 3.9091% 1/15/48 (a)(b)	2,329,000	2,105,815
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4421% 12/15/49 (a)(b)	2,418,000	2,038,109
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.0931% 12/15/49 (a)(b)	3,867,000	3,158,462
Series 2017-C7 Class D, 3% 10/15/50 (a)	1,813,000	1,472,439
Series 2018-C8 Class D, 3.2453% 6/15/51 (a)(b)	1,171,000	971,480
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class D, 5.1909% 6/15/45 (a)(b)	3,373,000	3,349,172
Class E, 5.1909% 6/15/45 (a)(b)	3,178,000	2,971,946
Class F, 4% 6/15/45 (a)	3,743,000	3,008,165
Class G 4% 6/15/45 (a)	4,129,000	2,279,948
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (b)	1,012,000	1,014,140
Series 2005-LDP2 Class F, 5.01% 7/15/42 (b)	423,751	428,922
Series 2011-C3:
Class E, 5.6605% 2/15/46 (a)(b)	3,008,000	2,935,491
Class G, 4.409% 2/15/46 (a)(b)	1,082,000	924,453
Class H, 4.409% 2/15/46 (a)(b)	2,622,000	2,051,635
Series 2011-C4:
Class F, 3.873% 7/15/46 (a)	494,000	487,645
Class H, 3.873% 7/15/46 (a)	2,683,000	2,497,642
Class NR, 3.873% 7/15/46 (a)	1,322,500	979,156
Series 2013-LC11:
Class D, 4.1686% 4/15/46 (b)	3,661,000	3,170,111
Class E, 3.25% 4/15/46 (a)(b)	104,000	76,759
Class F, 3.25% 4/15/46 (a)(b)	5,894,000	3,711,404
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (a)(b)	3,213,000	2,319,286
Class E, 3.8046% 6/10/27 (a)(b)	4,232,000	1,361,178
Series 2015-UES Class F, 3.621% 9/5/32 (a)(b)	2,701,000	2,630,102
Series 2018-AON Class F, 4.6132% 7/5/31 (a)	2,150,000	2,072,063
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (a)	34,394	33,919
Liberty Street Trust Series 2016-225L Class E, 4.6485% 2/10/36 (a)(b)	2,063,000	2,085,726
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.6012% 1/20/41 (a)(b)	1,023,000	1,019,371
Class E, 5.6012% 1/20/41 (a)(b)	1,593,000	1,499,787
Mach One Trust LLC Series 2004-1A Class M, 5.45% 5/28/40 (a)(b)	1,007,726	996,834
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.6763% 5/12/39 (b)	942,798	947,635
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	1,666,000	1,668,067
Series 2012-C5 Class E, 4.6853% 8/15/45 (a)(b)	889,000	890,207
Series 2012-C6 Class D, 4.6094% 11/15/45 (a)(b)	3,633,000	3,679,205
Series 2013-C12 Class D, 4.7659% 10/15/46 (a)(b)	3,996,000	3,914,066
Series 2013-C13:
Class D, 4.9089% 11/15/46 (a)(b)	5,150,000	5,202,847
Class E, 4.9089% 11/15/46 (a)(b)	1,666,000	1,460,198
Series 2013-C7:
Class D, 4.2322% 2/15/46 (a)(b)	4,791,000	4,418,154
Class E, 4.2322% 2/15/46 (a)(b)	1,316,000	1,067,564
Series 2013-C8 Class D, 4.0585% 12/15/48 (a)(b)	1,883,000	1,730,037
Series 2013-C9 Class D, 4.1256% 5/15/46 (a)(b)	4,440,000	4,202,606
Series 2016-C30 Class D, 3% 9/15/49 (a)	1,565,000	1,238,742
Series 2016-C31 Class D, 3% 11/15/49 (a)(b)	2,453,000	1,924,377
Series 2016-C32 Class D, 3.396% 12/15/49 (a)	3,084,000	2,568,628
Series 2017-C33 Class D, 3.356% 5/15/50 (a)	2,932,000	2,413,604
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)	179,444	156,029
Series 2011-C2:
Class D, 5.4847% 6/15/44 (a)(b)	6,083,000	6,117,131
Class E, 5.4847% 6/15/44 (a)(b)	4,081,000	3,958,621
Class F, 5.4847% 6/15/44 (a)(b)	3,015,000	2,627,765
Series 2011-C3:
Class D, 5.1539% 7/15/49 (a)(b)	8,074,000	8,077,840
Class E, 5.1539% 7/15/49 (a)(b)	2,610,000	2,553,265
Class F, 5.1539% 7/15/49 (a)(b)	984,000	924,960
Class G, 5.1539% 7/15/49 (a)(b)	3,523,000	3,153,805
Series 2012-C4 Class D, 5.4198% 3/15/45 (a)(b)	1,624,000	1,567,807
Series 2015-MS1 Class D, 4.0307% 5/15/48 (a)(b)	4,300,000	3,929,874
Series 2015-UBS8 Class D, 3.18% 12/15/48 (a)	2,839,000	2,378,658
Series 2016-BNK2 Class C, 3% 11/15/49 (a)	4,506,000	3,751,017
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 5.0888% 11/15/34 (a)(b)(e)	916,000	909,698
Series 2018-MP Class E, 4.276% 7/11/40 (a)	2,499,000	2,289,897
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.6163% 7/15/33 (a)(b)	434,486	456,081
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 9.4153% 8/15/19 (a)(b)(e)	1,383,082	1,396,142
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.7388% 8/15/34 (a)(b)(e)	10,375,880	10,421,222
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (a)	6,236,450	6,201,420
Class E, 6.8087% 11/15/34 (a)	1,727,200	1,657,983
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (a)(b)	1,014,000	946,741
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (a)	374,060	376,607
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 5.259% 6/15/35 (a)(b)(e)	262,000	261,919
Class WAN2, 1 month U.S. LIBOR + 3.750% 6.259% 6/15/35 (a)(b)(e)	222,000	220,071
Series 2018-285M Class F, 3.7904% 11/15/32 (a)(b)	909,000	863,744
Series 2018-TECH:
Class E, 1 month U.S. LIBOR + 2.250% 4.7388% 11/15/34 (a)(b)(e)	638,000	628,123
Class F, 1 month U.S. LIBOR + 3.000% 5.4888% 11/15/34 (a)(b)(e)	96,000	94,632
Class G, 1 month U.S. LIBOR + 4.000% 6.4888% 11/15/34 (a)(b)(e)	572,000	558,905
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	2,021,244	2,350,761
RETL floater Series 2018-RVP:
Class E, 1 month U.S. LIBOR + 4.500% 6.9888% 3/15/33 (a)(b)(e)	1,311,750	1,313,359
Class F, 1 month U.S. LIBOR + 6.000% 8.4888% 3/15/33 (a)(b)(e)	1,350,750	1,341,615
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4818% 8/15/39 (b)	126,871	127,166
Series 2007-C4 Class F, 5.4818% 8/15/39 (b)	4,452,000	4,362,960
TPG Real Estate Finance floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.700% 5.1888% 2/15/35 (a)(b)(e)	934,000	933,416
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5436% 5/10/45 (a)(b)	4,574,000	4,542,795
Class E, 5% 5/10/45 (a)(b)	1,911,000	1,707,535
Class F, 5% 5/10/45 (a)(b)	2,484,000	1,855,459
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (a)(b)	1,291,000	1,223,697
Series 2012-WRM Class C, 4.238% 6/10/30 (a)(b)	890,000	877,443
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5694% 11/15/43 (a)(b)(c)	21,422,306	183,668
Series 2012-LC5:
Class D, 4.7612% 10/15/45 (a)(b)	6,116,000	6,059,948
Class E, 4.7612% 10/15/45 (a)(b)	1,051,000	1,021,202
Series 2015-NXS4 Class E, 3.5985% 12/15/48 (a)(b)	2,047,000	1,702,772
Series 2016-BNK1 Class D, 3% 8/15/49 (a)	1,526,000	1,281,178
Series 2016-C35 Class D, 3.142% 7/15/48 (a)	5,461,000	4,290,881
Series 2016-NXS6 Class D, 3.059% 11/15/49 (a)	4,250,000	3,506,926
Series 2017-C38 Class D, 3% 7/15/50 (a)(b)	4,605,000	3,698,362
Series 2017-RB1 Class D, 3.401% 3/15/50 (a)	1,824,000	1,535,950
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44	1,252,600	791,720
Series 2011-C3:
Class D, 5.6829% 3/15/44 (a)(b)	3,318,000	2,981,177
Class E, 5% 3/15/44 (a)	1,258,000	685,021
Class F, 5% 3/15/44 (a)	2,421,350	679,746
Series 2011-C4:
Class D, 5.2308% 6/15/44 (a)(b)	1,616,000	1,608,768
Class E, 5.2308% 6/15/44 (a)(b)	1,274,000	1,243,652
Series 2011-C5:
Class D, 5.6722% 11/15/44 (a)(b)	2,978,000	3,074,247
Class E, 5.6722% 11/15/44 (a)(b)	3,706,655	3,733,975
Class F, 5.25% 11/15/44 (a)(b)	3,820,000	3,452,184
Class G, 5.25% 11/15/44 (a)(b)	1,255,150	1,068,306
Series 2012-C6 Class D, 5.5823% 4/15/45 (a)(b)	2,707,000	2,788,802
Series 2012-C7:
Class E, 4.8207% 6/15/45 (a)(b)	3,644,000	3,003,272
Class F, 4.5% 6/15/45 (a)	1,470,000	974,488
Class G, 4.5% 6/15/45 (a)	4,218,750	1,388,886
Series 2012-C8:
Class D, 4.8923% 8/15/45 (a)(b)	833,000	827,843
Class E, 4.8923% 8/15/45 (a)(b)	1,167,000	1,142,307
Series 2013-C11:
Class D, 4.2652% 3/15/45 (a)(b)	1,865,000	1,808,944
Class E, 4.2652% 3/15/45 (a)(b)	4,999,000	4,471,395
Series 2013-C13 Class D, 4.1326% 5/15/45 (a)(b)	1,499,000	1,478,029
Series 2013-C16 Class D, 5.0372% 9/15/46 (a)(b)	668,000	631,180
Series 2013-UBS1 Class D, 4.7417% 3/15/46 (a)(b)	2,638,000	2,579,195
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.720% 6.2091% 11/15/29 (a)(b)(e)	3,647,559	3,642,666
Class G, 1 month U.S. LIBOR + 3.020% 5.5088% 11/15/29 (a)(b)(e)	1,556,238	1,537,001
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/36 (a)(b)	4,095,000	3,605,003
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (a)(b)	1,638,000	1,327,596
Class PR2, 3.516% 6/5/35 (a)(b)	4,354,000	3,271,430
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $540,817,128)		539,612,389
	Shares	Value

Common Stocks - 0.3%
Homebuilders/Real Estate - 0.3%
Spirit Realty Capital, Inc.
(Cost $2,056,422)	50,340	1,945,138

Preferred Stocks - 3.0%
Convertible Preferred Stocks - 0.6%
Homebuilders/Real Estate - 0.6%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	53,300	1,998,750
RLJ Lodging Trust Series A, 1.95%	70,550	1,772,216
		3,770,966
Nonconvertible Preferred Stocks - 2.4%
Diversified Financial Services - 0.4%
Annaly Capital Management, Inc. Series C, 7.625%	23,350	590,522
MFA Financial, Inc. Series B, 7.50%	80,525	1,994,194
Two Harbors Investment Corp. 7.50%	7,819	188,672
		2,773,388
Homebuilders/Real Estate - 2.0%
American Homes 4 Rent Series D, 6.50%	86,125	2,220,303
Cedar Realty Trust, Inc. Series C, 6.50%	79,625	1,620,369
DDR Corp. Series K, 6.25%	75,512	1,912,719
National Storage Affiliates Trust Series A, 6.00%	37,975	918,995
Public Storage Series F, 5.15%	95,300	2,272,905
Rexford Industrial Realty, Inc. Series B, 5.875%	91,475	2,236,564
Spirit Realty Capital, Inc. Series A, 6.00%	17,968	413,803
Taubman Centers, Inc. Series J, 6.50%	55,202	1,401,855
		12,997,513

TOTAL NONCONVERTIBLE PREFERRED STOCKS		15,770,901

TOTAL PREFERRED STOCKS
(Cost $19,454,531)		19,541,867
	Principal Amount	Value

Bank Loan Obligations - 5.5%
Air Transportation - 0.3%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9814% 10/18/20 (b)(e)	2,120,000	2,092,186
Diversified Financial Services - 1.0%
Extell Boston 5.154% 8/31/21 (b)(d)	3,191,107	3,190,468
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (b)(d)	3,212,000	3,338,232

TOTAL DIVERSIFIED FINANCIAL SERVICES		6,528,700

Food & Drug Retail - 0.5%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.8216% 12/21/22 (b)(e)	3,457,170	3,445,278
Homebuilders/Real Estate - 2.3%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.493% 3/24/25 (b)(e)	2,884,248	2,874,644
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5% 3/24/24 (b)(e)	3,192,019	3,141,489
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 8/21/25 (b)(e)	1,661,835	1,647,809
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 4.1899% 2/6/22 (b)(d)(e)	4,165,000	4,071,288
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2471% 6/28/23 (b)(e)	3,249,037	3,212,485
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7388% 2/8/25 (b)(e)	94,898	92,367

TOTAL HOMEBUILDERS/REAL ESTATE		15,040,082

Hotels - 1.2%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 8/30/23 (b)(e)	1,569,603	1,558,082
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.2399% 10/25/23 (b)(e)	3,195,308	3,192,528
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.24% 4/27/24 (b)(e)	939,730	917,806
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.78% 5/11/24 (b)(e)	2,185,240	2,173,637

TOTAL HOTELS		7,842,053

Services - 0.0%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 2/27/25 (b)(e)	29,837	29,296
Telecommunications - 0.2%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 4/11/25 (b)(e)	1,656,837	1,639,888
TOTAL BANK LOAN OBLIGATIONS
(Cost $36,788,685)		36,617,483

Preferred Securities - 0.0%
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (a)(d)	3,000,000	164,793
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, (a)(d)	3,100,000	310
TOTAL PREFERRED SECURITIES
(Cost $6,004,704)		165,103
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 2.44%(g)
(Cost $7,152,619)	7,151,188	7,152,619
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $674,686,121)		658,813,914
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,036,304
NET ASSETS - 100%		$660,850,218

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $559,140,298 or 84.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,327,233 or 0.8% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 4.0975% 6/25/43	9/29/03	$67,803
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 4.0975% 6/25/43	9/29/03	$263
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$3,001,125

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,699
Total	$63,699

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$2,773,388	$2,773,388	$--	$--
Real Estate	18,713,617	14,942,651	3,770,966	--
Corporate Bonds	17,906,391	--	17,906,391	--
Asset-Backed Securities	35,783,493	--	35,782,236	1,257
Collateralized Mortgage Obligations	89,431	--	50,067	39,364
Commercial Mortgage Securities	539,612,389	--	539,612,389	--
Bank Loan Obligations	36,617,483	--	26,017,495	10,599,988
Preferred Securities	165,103	--	--	165,103
Money Market Funds	7,152,619	7,152,619	--	--
Total Investments in Securities:	$658,813,914	$24,868,658	$623,139,544	$10,805,712

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$6,822,762
Net Realized Gain (Loss) on Investment Securities	(386)
Net Unrealized Gain (Loss) on Investment Securities	(23,008)
Cost of Purchases	--
Proceeds of Sales	(273,509)
Amortization/Accretion	(7,571)
Transfers into Level 3	4,081,700
Transfers out of Level 3	--
Ending Balance	$10,599,988
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2019	$(23,008)
Other Investments in Securities
Beginning Balance	$224,710
Net Realized Gain (Loss) on Investment Securities	212,757
Net Unrealized Gain (Loss) on Investment Securities	(216,157)
Cost of Purchases	224,856
Proceeds of Sales	(1,910)
Amortization/Accretion	(238,532)
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$205,724
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2019	$(216,157)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Asset-Backed Securities	$1,257	Expected distribution	Recovery rate	0.0%	Increase
Collateralized Mortgage Obligations	$39,364	Discount cash flow	Yield	10.0% - 19.4% / 17.4%	Decrease
Bank Loan Obligations	$10,599,988	Discount cash flow	Yield	5.1% - 8.8% / 13.5%	Decrease
		Broker quoted	Evaluated bid	$97.75	Increase
Preferred Securities	$165,103	Expected distribution	Recovery rate	0.0% - 5.5% / 5.5%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Dividend Growth Fund

February 28, 2019

ADGF-QTLY-0419
1.797922.115

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.5%
Diversified Telecommunication Services - 2.4%
Verizon Communications, Inc.	415,200	$23,633
Media - 9.1%
Comcast Corp. Class A	1,635,550	63,247
GCI Liberty, Inc. (a)	82,700	4,428
Interpublic Group of Companies, Inc.	219,700	5,060
Liberty Broadband Corp. Class A (a)	77,700	6,940
Liberty Media Corp. Liberty SiriusXM Series A (a)	175,900	7,194
Omnicom Group, Inc.	50,600	3,830
		90,699

TOTAL COMMUNICATION SERVICES		114,332

CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.5%
BorgWarner, Inc.	50,700	2,059
Gentex Corp.	30,100	612
Lear Corp.	17,000	2,585
		5,256
Distributors - 1.2%
LKQ Corp. (a)	440,700	12,207
Household Durables - 2.0%
Mohawk Industries, Inc. (a)	48,900	6,656
NVR, Inc. (a)	4,900	12,838
		19,494
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	44,900	4,325
Specialty Retail - 0.2%
AutoZone, Inc. (a)	1,800	1,690
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	30,000	3,445

TOTAL CONSUMER DISCRETIONARY		46,417

CONSUMER STAPLES - 7.9%
Food Products - 1.7%
Ingredion, Inc.	53,600	4,955
The Hershey Co.	5,600	620
The Kraft Heinz Co.	345,200	11,457
		17,032
Household Products - 1.3%
Kimberly-Clark Corp.	10,700	1,250
Spectrum Brands Holdings, Inc.	215,585	11,678
		12,928
Tobacco - 4.9%
Altria Group, Inc.	924,613	48,459

TOTAL CONSUMER STAPLES		78,419

ENERGY - 6.6%
Oil, Gas & Consumable Fuels - 6.6%
Chevron Corp.	173,190	20,710
Exxon Mobil Corp.	370,522	29,282
Phillips 66 Co.	164,300	15,832
		65,824
FINANCIALS - 27.4%
Banks - 11.6%
Bank of America Corp.	1,029,403	29,935
JPMorgan Chase & Co.	252,493	26,350
M&T Bank Corp.	70,300	12,166
PNC Financial Services Group, Inc.	114,400	14,417
U.S. Bancorp	241,500	12,483
Wells Fargo & Co.	396,190	19,766
		115,117
Capital Markets - 0.3%
Oaktree Capital Group LLC Class A	78,100	3,309
Consumer Finance - 0.9%
American Express Co.	86,200	9,287
Imperial Holdings, Inc. warrants 4/11/19 (a)	4,481	0
		9,287
Diversified Financial Services - 9.9%
Berkshire Hathaway, Inc. Class B (a)	491,300	98,898
Insurance - 4.7%
Allstate Corp.	19,400	1,831
Chubb Ltd.	110,200	14,756
The Travelers Companies, Inc.	179,000	23,791
Torchmark Corp.	75,300	6,217
		46,595

TOTAL FINANCIALS		273,206

HEALTH CARE - 7.6%
Health Care Providers & Services - 4.7%
AmerisourceBergen Corp.	42,000	3,499
Anthem, Inc.	52,500	15,788
Cardinal Health, Inc.	39,300	2,136
Cigna Corp.	43,400	7,571
CVS Health Corp.	27,800	1,608
McKesson Corp.	30,000	3,815
Quest Diagnostics, Inc.	42,300	3,661
UnitedHealth Group, Inc.	35,200	8,526
		46,604
Pharmaceuticals - 2.9%
Bayer AG	75,800	6,056
Johnson & Johnson	129,302	17,668
Pfizer, Inc.	133,700	5,796
		29,520

TOTAL HEALTH CARE		76,124

INDUSTRIALS - 21.9%
Aerospace & Defense - 0.4%
General Dynamics Corp.	23,000	3,915
Air Freight & Logistics - 2.3%
FedEx Corp.	47,600	8,616
United Parcel Service, Inc. Class B	130,400	14,370
		22,986
Airlines - 0.8%
Delta Air Lines, Inc.	90,100	4,467
Southwest Airlines Co.	58,400	3,273
		7,740
Electrical Equipment - 0.2%
Acuity Brands, Inc.	15,900	2,069
Industrial Conglomerates - 7.2%
General Electric Co.	6,458,100	67,100
ITT, Inc.	74,000	4,274
		71,374
Machinery - 5.3%
Allison Transmission Holdings, Inc.	97,243	4,833
Cummins, Inc.	66,600	10,262
PACCAR, Inc.	161,900	10,977
Snap-On, Inc.	67,200	10,752
WABCO Holdings, Inc. (a)	103,100	14,179
Wabtec Corp.	32,175	2,357
		53,360
Road & Rail - 5.1%
J.B. Hunt Transport Services, Inc.	58,300	6,277
Knight-Swift Transportation Holdings, Inc. Class A	523,200	17,595
Norfolk Southern Corp.	56,300	10,095
Union Pacific Corp.	99,700	16,720
		50,687
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	138,800	5,970

TOTAL INDUSTRIALS		218,101

INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 0.3%
Cisco Systems, Inc.	54,079	2,800
IT Services - 2.8%
Amdocs Ltd.	123,100	6,841
Cognizant Technology Solutions Corp. Class A	114,700	8,141
FleetCor Technologies, Inc. (a)	39,200	9,145
IBM Corp.	29,900	4,130
		28,257
Software - 1.5%
Oracle Corp.	289,600	15,097
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	162,224	28,089

TOTAL INFORMATION TECHNOLOGY		74,243

MATERIALS - 1.0%
Chemicals - 1.0%
DowDuPont, Inc.	189,700	10,098
UTILITIES - 1.3%
Electric Utilities - 1.3%
PPL Corp.	400,100	12,871
TOTAL COMMON STOCKS
(Cost $894,825)		969,635

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 2.44% (b)
(Cost $28,486)	28,481,845	28,488
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $923,311)		998,123
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,964)
NET ASSETS - 100%		$996,159

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$202
Total	$202

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$114,332	$114,332	$--	$--
Consumer Discretionary	46,417	46,417	--	--
Consumer Staples	78,419	78,419	--	--
Energy	65,824	65,824	--	--
Financials	273,206	273,206	--	--
Health Care	76,124	70,068	6,056	--
Industrials	218,101	218,101	--	--
Information Technology	74,243	74,243	--	--
Materials	10,098	10,098	--	--
Utilities	12,871	12,871	--	--
Money Market Funds	28,488	28,488	--	--
Total Investments in Securities:	$998,123	$992,067	$6,056	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Small Cap Fund

February 28, 2019

AXS5-QTLY-0419
1.967946.105

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
COMMUNICATION SERVICES - 3.6%
Interactive Media & Services - 1.4%
Care.com, Inc. (a)	65,100	$1,639,869
CarGurus, Inc. Class A (a)	102,900	4,396,917
		6,036,786
Media - 1.4%
The New York Times Co. Class A	194,500	6,389,325
Wireless Telecommunication Services - 0.8%
Boingo Wireless, Inc. (a)	164,300	3,675,391

TOTAL COMMUNICATION SERVICES		16,101,502

CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.5%
Dorman Products, Inc. (a)	28,200	2,281,380
Diversified Consumer Services - 1.5%
Grand Canyon Education, Inc. (a)	56,200	6,501,216
Hotels, Restaurants & Leisure - 3.9%
Churchill Downs, Inc.	54,300	5,093,340
Hilton Grand Vacations, Inc. (a)	147,756	4,697,163
Planet Fitness, Inc. (a)	80,300	4,720,034
YETI Holdings, Inc. (b)	119,100	2,857,209
		17,367,746
Household Durables - 2.6%
Cavco Industries, Inc. (a)	25,000	3,460,750
TopBuild Corp. (a)	94,300	5,610,850
TRI Pointe Homes, Inc. (a)	210,200	2,648,520
		11,720,120
Internet & Direct Marketing Retail - 0.2%
Stamps.com, Inc. (a)	11,200	1,052,688
Leisure Products - 0.5%
Brunswick Corp.	39,000	2,056,860
Specialty Retail - 2.0%
Boot Barn Holdings, Inc. (a)	183,400	5,226,900
The Children's Place Retail Stores, Inc.	39,600	3,784,176
		9,011,076
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	26,400	2,572,416

TOTAL CONSUMER DISCRETIONARY		52,563,502

CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings, Inc.	246,820	6,249,482
Food Products - 1.1%
Nomad Foods Ltd. (a)	252,000	5,065,200
Household Products - 0.5%
Spectrum Brands Holdings, Inc.	40,840	2,212,303

TOTAL CONSUMER STAPLES		13,526,985

ENERGY - 2.5%
Energy Equipment & Services - 1.2%
Hess Midstream Partners LP	223,199	5,106,793
Oil, Gas & Consumable Fuels - 1.3%
Alliance Resource Partners LP	120,800	2,343,520
Noble Midstream Partners LP	103,323	3,477,852
		5,821,372

TOTAL ENERGY		10,928,165

FINANCIALS - 17.5%
Banks - 8.4%
Allegiance Bancshares, Inc. (a)	99,997	3,825,885
Cadence Bancorp Class A	128,300	2,564,717
ConnectOne Bancorp, Inc.	212,476	4,583,107
CVB Financial Corp.	131,600	2,999,164
First Citizens Bancshares, Inc.	10,800	4,715,064
First Interstate Bancsystem, Inc.	93,100	3,876,684
Independent Bank Corp., Massachusetts	60,900	5,184,417
Old National Bancorp, Indiana	243,000	4,320,540
ServisFirst Bancshares, Inc.	101,500	3,549,455
Trico Bancshares	41,100	1,653,042
		37,272,075
Capital Markets - 3.0%
Blucora, Inc. (a)	120,900	3,251,001
LPL Financial	85,800	6,470,178
Morningstar, Inc.	30,400	3,847,424
		13,568,603
Consumer Finance - 1.2%
First Cash Financial Services, Inc.	62,300	5,461,218
Insurance - 2.6%
Enstar Group Ltd. (a)	14,100	2,515,440
Hastings Group Holdings PLC (c)	1,358,334	4,032,040
Primerica, Inc.	41,100	5,139,144
		11,686,624
Thrifts & Mortgage Finance - 2.3%
Essent Group Ltd. (a)	159,100	6,863,574
WSFS Financial Corp.	81,300	3,518,664
		10,382,238

TOTAL FINANCIALS		78,370,758

HEALTH CARE - 14.8%
Biotechnology - 3.1%
Allakos, Inc. (a)	14,000	559,440
Array BioPharma, Inc. (a)	98,400	2,257,296
Atara Biotherapeutics, Inc. (a)	34,000	1,217,540
Audentes Therapeutics, Inc. (a)	19,700	603,214
FibroGen, Inc. (a)	34,200	1,976,760
Heron Therapeutics, Inc. (a)	47,800	1,265,266
Kezar Life Sciences, Inc.	36,200	736,670
Mirati Therapeutics, Inc. (a)	22,200	1,616,160
Swedish Orphan Biovitrum AB (a)	173,800	3,776,706
		14,009,052
Health Care Equipment & Supplies - 3.9%
Avanos Medical, Inc. (a)	53,600	2,523,488
Integra LifeSciences Holdings Corp. (a)	71,200	3,922,408
Interojo Co. Ltd.	98	2,103
LivaNova PLC (a)	56,100	5,228,520
Masimo Corp. (a)	20,400	2,678,112
Merit Medical Systems, Inc. (a)	55,100	3,070,723
		17,425,354
Health Care Providers & Services - 2.5%
Chemed Corp.	14,400	4,744,800
Encompass Health Corp.	50,000	3,157,000
G1 Therapeutics, Inc. (a)	11,400	210,444
LHC Group, Inc. (a)	26,524	2,909,418
		11,021,662
Life Sciences Tools & Services - 3.9%
Charles River Laboratories International, Inc. (a)	47,400	6,738,858
ICON PLC (a)	41,500	5,809,170
PRA Health Sciences, Inc. (a)	46,400	4,963,872
		17,511,900
Pharmaceuticals - 1.4%
Huons Co. Ltd.	406	26,441
Supernus Pharmaceuticals, Inc. (a)	118,100	4,823,204
Zogenix, Inc. (a)	22,000	1,160,060
		6,009,705

TOTAL HEALTH CARE		65,977,673

INDUSTRIALS - 16.8%
Aerospace & Defense - 0.5%
Wesco Aircraft Holdings, Inc. (a)	251,000	2,130,990
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	26,600	2,404,108
Building Products - 2.3%
Armstrong World Industries, Inc.	73,300	5,364,094
Gibraltar Industries, Inc. (a)	57,000	2,308,500
GMS, Inc. (a)	129,500	2,531,725
		10,204,319
Commercial Services & Supplies - 0.6%
Coor Service Management Holding AB (c)	314,600	2,598,958
Construction & Engineering - 0.8%
EMCOR Group, Inc.	48,700	3,512,731
Electrical Equipment - 1.4%
Generac Holdings, Inc. (a)	121,300	6,254,228
Industrial Conglomerates - 1.3%
ITT, Inc.	100,800	5,822,208
Machinery - 5.8%
Cactus, Inc. (a)	142,700	5,174,302
Douglas Dynamics, Inc.	65,300	2,754,354
Gardner Denver Holdings, Inc. (a)	183,400	4,924,290
Hy-Lok Corp.	8,992	143,808
Luxfer Holdings PLC sponsored	197,200	3,709,332
Oshkosh Corp.	69,300	5,392,233
Rexnord Corp. (a)	150,700	4,019,169
		26,117,488
Professional Services - 3.6%
Asgn, Inc. (a)	77,600	4,998,216
ICF International, Inc.	81,076	6,122,860
Navigant Consulting, Inc.	124,400	2,561,396
Stantec, Inc.	92,400	2,273,576
		15,956,048

TOTAL INDUSTRIALS		75,001,078

INFORMATION TECHNOLOGY - 14.4%
Electronic Equipment & Components - 3.7%
CDW Corp.	49,700	4,666,333
ePlus, Inc. (a)	50,413	4,508,939
SYNNEX Corp.	73,713	7,232,720
		16,407,992
IT Services - 4.4%
Booz Allen Hamilton Holding Corp. Class A	128,500	6,792,510
Conduent, Inc. (a)	120,300	1,758,786
Euronet Worldwide, Inc. (a)	43,700	5,869,784
Genpact Ltd.	130,400	4,331,888
Hackett Group, Inc.	73,807	1,200,102
		19,953,070
Semiconductors & Semiconductor Equipment - 1.3%
Entegris, Inc.	164,600	5,815,318
Software - 5.0%
j2 Global, Inc.	53,200	4,522,532
Nuance Communications, Inc. (a)	214,100	3,590,457
Pegasystems, Inc.	54,100	3,554,911
Proofpoint, Inc. (a)	27,000	3,188,430
PROS Holdings, Inc. (a)	74,400	3,169,440
RealPage, Inc. (a)	31,700	1,940,357
Zensar Technologies Ltd.	787,435	2,242,033
		22,208,160

TOTAL INFORMATION TECHNOLOGY		64,384,540

MATERIALS - 3.4%
Chemicals - 1.5%
Ashland Global Holdings, Inc.	45,100	3,489,838
Element Solutions, Inc. (a)	282,500	3,180,950
		6,670,788
Construction Materials - 0.5%
Eagle Materials, Inc.	29,900	2,285,556
Containers & Packaging - 1.1%
Aptargroup, Inc.	46,000	4,679,580
Paper & Forest Products - 0.3%
Neenah, Inc.	21,900	1,480,002

TOTAL MATERIALS		15,115,926

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Americold Realty Trust	163,200	4,692,000
CoreSite Realty Corp.	28,100	2,873,225
EPR Properties	39,000	2,865,720
		10,430,945
Real Estate Management & Development - 2.5%
CBRE Group, Inc. (a)	65,200	3,244,352
Cushman & Wakefield PLC	432,533	7,928,330
		11,172,682

TOTAL REAL ESTATE		21,603,627

UTILITIES - 1.6%
Gas Utilities - 0.9%
Star Gas Partners LP	423,578	4,172,243
Multi-Utilities - 0.7%
Telecom Plus PLC	164,300	3,085,737

TOTAL UTILITIES		7,257,980

TOTAL COMMON STOCKS
(Cost $376,264,624)		420,831,736

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 2.44% (d)	10,842,209	10,844,377
Fidelity Securities Lending Cash Central Fund 2.45% (d)(e)	1,729,852	1,730,025
TOTAL MONEY MARKET FUNDS
(Cost $12,574,282)		12,574,402

Equity Funds - 4.1%
Small Blend Funds - 4.1%
iShares Russell 2000 Index ETF
(Cost $18,053,939)	117,100	18,358,939
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $406,892,845)		451,765,077
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(5,047,488)
NET ASSETS - 100%		$446,717,589

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,630,998 or 1.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$146,077
Fidelity Securities Lending Cash Central Fund	1,801
Total	$147,878

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Growth Opportunities Fund

February 28, 2019

AXS3-QTLY-0419
1.967935.105

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
COMMUNICATION SERVICES - 16.1%
Entertainment - 2.5%
Activision Blizzard, Inc.	80,100	$3,375,414
Electronic Arts, Inc. (a)	31,700	3,036,226
Netflix, Inc. (a)	21,100	7,555,910
Spotify Technology SA (a)	500	70,070
Take-Two Interactive Software, Inc. (a)	21,300	1,858,638
The Walt Disney Co.	17,100	1,929,564
		17,825,822
Interactive Media & Services - 10.9%
Alphabet, Inc.:
Class A (a)	13,100	14,757,805
Class C (a)	31,200	34,941,504
ANGI Homeservices, Inc. Class A (a)	101,805	1,671,638
CarGurus, Inc. Class A (a)	95,300	4,072,169
Facebook, Inc. Class A (a)	105,500	17,032,975
IAC/InterActiveCorp (a)	15,600	3,323,580
Momo, Inc. ADR (a)	60,800	2,016,736
		77,816,407
Media - 1.1%
Charter Communications, Inc. Class A (a)	9,962	3,435,993
Criteo SA sponsored ADR (a)	23,209	629,892
Liberty Latin America Ltd. Class A (a)	2	39
MultiChoice Group Ltd.	16,700	124,476
Naspers Ltd. Class N	16,700	3,608,551
		7,798,951
Wireless Telecommunication Services - 1.6%
T-Mobile U.S., Inc. (a)	160,400	11,582,484

TOTAL COMMUNICATION SERVICES		115,023,664

CONSUMER DISCRETIONARY - 16.1%
Automobiles - 1.7%
Tesla, Inc. (a)(b)	37,821	12,098,181
Hotels, Restaurants & Leisure - 1.5%
Hilton Grand Vacations, Inc. (a)	172,700	5,490,133
Hilton Worldwide Holdings, Inc.	5,300	440,430
Marriott International, Inc. Class A	500	62,635
Planet Fitness, Inc. (a)	23,800	1,398,964
Sea Ltd. ADR (a)(b)	162,500	3,493,750
		10,885,912
Household Durables - 1.7%
Mohawk Industries, Inc. (a)	12,600	1,715,112
Roku, Inc. Class A (a)(b)	160,100	10,613,029
		12,328,141
Internet & Direct Marketing Retail - 7.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	39,200	7,174,776
Amazon.com, Inc. (a)	17,460	28,631,432
Gaia, Inc. Class A (a)	22,800	253,536
GrubHub, Inc. (a)	10,000	815,800
JD.com, Inc. sponsored ADR (a)	74,500	2,064,395
Meituan Dianping Class B	240,600	1,866,625
The Booking Holdings, Inc. (a)	1,000	1,697,040
Wayfair LLC Class A (a)	44,400	7,356,192
		49,859,796
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	31,500	3,034,395
Specialty Retail - 3.0%
Cars.com, Inc. (a)	13,400	315,436
Carvana Co. Class A (a)(b)	298,300	13,381,738
Floor & Decor Holdings, Inc. Class A (a)(b)	103,400	3,844,412
Home Depot, Inc.	9,200	1,703,288
Lowe's Companies, Inc.	22,700	2,385,543
Tiffany & Co., Inc.	600	57,024
		21,687,441
Textiles, Apparel & Luxury Goods - 0.8%
Allbirds, Inc. (c)(d)	898	49,243
lululemon athletica, Inc. (a)	14,000	2,105,880
Pinduoduo, Inc. ADR (b)	121,700	3,643,698
		5,798,821

TOTAL CONSUMER DISCRETIONARY		115,692,687

CONSUMER STAPLES - 2.2%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.)	7,400	1,251,784
Fever-Tree Drinks PLC	80,507	2,859,581
		4,111,365
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc.	112,900	2,858,628
Costco Wholesale Corp.	600	131,244
Performance Food Group Co. (a)	47,400	1,826,322
Walmart, Inc.	700	69,293
		4,885,487
Food Products - 0.0%
nLIGHT, Inc. (a)	10,400	222,456
Household Products - 0.0%
Spectrum Brands Holdings, Inc.	2,500	135,425
Personal Products - 0.1%
Coty, Inc. Class A	7,500	82,500
Unilever NV (Certificaten Van Aandelen) (Bearer)	13,900	752,791
		835,291
Tobacco - 0.8%
Altria Group, Inc.	103,400	5,419,194
JUUL Labs, Inc. (a)(c)(d)	709	190,898
		5,610,092

TOTAL CONSUMER STAPLES		15,800,116

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Reliance Industries Ltd.	416,226	7,233,131
FINANCIALS - 4.8%
Banks - 0.3%
HDFC Bank Ltd. sponsored ADR	21,500	2,174,080
Capital Markets - 1.8%
BlackRock, Inc. Class A	4,000	1,772,880
Cboe Global Markets, Inc.	22,800	2,186,748
Charles Schwab Corp.	83,700	3,851,037
Morningstar, Inc.	800	101,248
S&P Global, Inc.	1,700	340,629
TD Ameritrade Holding Corp.	68,200	3,841,706
Virtu Financial, Inc. Class A	37,400	940,236
		13,034,484
Consumer Finance - 0.1%
Synchrony Financial	21,900	714,159
Diversified Financial Services - 1.2%
GDS Holdings Ltd. ADR (a)(b)	206,400	6,866,928
Waitr Holdings, Inc. (a)(b)	134,200	1,430,572
		8,297,500
Thrifts & Mortgage Finance - 1.4%
LendingTree, Inc. (a)(b)	32,700	10,429,665

TOTAL FINANCIALS		34,649,888

HEALTH CARE - 12.3%
Biotechnology - 5.8%
ACADIA Pharmaceuticals, Inc. (a)	31,646	838,619
Acceleron Pharma, Inc. (a)	13,406	590,400
Acorda Therapeutics, Inc. (a)	32,207	474,731
Agios Pharmaceuticals, Inc. (a)	8,000	518,960
Aimmune Therapeutics, Inc. (a)	8,700	209,583
Alexion Pharmaceuticals, Inc. (a)	61,700	8,349,861
Allakos, Inc. (a)	8,300	331,668
Alnylam Pharmaceuticals, Inc. (a)	19,177	1,630,045
AnaptysBio, Inc. (a)	12,900	888,423
Argenx SE ADR (a)	1,300	173,277
Array BioPharma, Inc. (a)	24,800	568,912
Ascendis Pharma A/S sponsored ADR (a)	6,650	484,253
Atara Biotherapeutics, Inc. (a)	8,100	290,061
Audentes Therapeutics, Inc. (a)	9,800	300,076
BeiGene Ltd.	26,000	277,232
bluebird bio, Inc. (a)	11,300	1,753,986
Blueprint Medicines Corp. (a)	4,800	394,512
Celgene Corp. (a)	4,300	357,416
Coherus BioSciences, Inc. (a)	63,500	910,590
Crinetics Pharmaceuticals, Inc. (a)	30,800	736,120
Epizyme, Inc. (a)	17,700	229,392
FibroGen, Inc. (a)	19,100	1,103,980
Five Prime Therapeutics, Inc. (a)	18,800	217,704
Insmed, Inc. (a)	89,900	2,665,535
Intercept Pharmaceuticals, Inc. (a)	6,800	678,232
Ionis Pharmaceuticals, Inc. (a)	60,756	4,313,068
La Jolla Pharmaceutical Co. (a)	14,040	80,028
Mirati Therapeutics, Inc. (a)	19,500	1,419,600
Neurocrine Biosciences, Inc. (a)	27,655	2,136,349
Rigel Pharmaceuticals, Inc. (a)	181,900	398,361
Sage Therapeutics, Inc. (a)	9,900	1,576,575
Sarepta Therapeutics, Inc. (a)	23,300	3,360,792
Sienna Biopharmaceuticals, Inc. (a)	10,300	26,265
Spark Therapeutics, Inc. (a)	3,300	373,890
Ultragenyx Pharmaceutical, Inc. (a)	4,100	262,974
Vertex Pharmaceuticals, Inc. (a)	10,100	1,906,375
Xencor, Inc. (a)	21,500	652,310
		41,480,155
Health Care Equipment & Supplies - 2.2%
Axonics Modulation Technologies, Inc. (a)	3,800	80,788
Becton, Dickinson & Co.	5,500	1,368,345
Boston Scientific Corp. (a)	174,702	7,009,044
Insulet Corp. (a)	22,000	2,066,020
Intuitive Surgical, Inc. (a)	700	383,327
Masimo Corp. (a)	2,800	367,584
Novocure Ltd. (a)	53,600	2,878,856
Penumbra, Inc. (a)	12,100	1,617,407
Wright Medical Group NV (a)	11,400	356,934
		16,128,305
Health Care Providers & Services - 3.3%
Cigna Corp.	12,100	2,110,724
G1 Therapeutics, Inc. (a)	15,100	278,746
Humana, Inc.	20,000	5,700,800
OptiNose, Inc. (a)	13,923	103,309
UnitedHealth Group, Inc.	55,700	13,491,654
Wellcare Health Plans, Inc. (a)	6,400	1,622,912
		23,308,145
Pharmaceuticals - 1.0%
Akcea Therapeutics, Inc. (a)	52,800	1,796,784
AstraZeneca PLC sponsored ADR	16,600	690,228
Bristol-Myers Squibb Co.	6,100	315,126
Nabriva Therapeutics PLC (a)	269,000	532,620
Nektar Therapeutics (a)	53,300	2,160,782
Perrigo Co. PLC	3,800	185,060
TherapeuticsMD, Inc. (a)(b)	50,100	286,572
Theravance Biopharma, Inc. (a)	37,400	907,698
Tricida, Inc.	14,400	333,072
		7,207,942

TOTAL HEALTH CARE		88,124,547

INDUSTRIALS - 3.7%
Aerospace & Defense - 0.0%
The Boeing Co.	300	131,988
Air Freight & Logistics - 0.1%
FedEx Corp.	2,500	452,500
Airlines - 1.2%
Alaska Air Group, Inc.	12,000	740,400
JetBlue Airways Corp. (a)	108,900	1,818,630
Southwest Airlines Co.	10,700	599,628
Spirit Airlines, Inc. (a)	94,500	5,315,625
		8,474,283
Commercial Services & Supplies - 0.1%
HomeServe PLC	31,900	403,220
Tomra Systems ASA	26,100	689,359
		1,092,579
Electrical Equipment - 0.5%
Sunrun, Inc. (a)	217,400	3,371,874
Vivint Solar, Inc. (a)	16,300	85,249
		3,457,123
Machinery - 0.2%
Minebea Mitsumi, Inc.	84,800	1,364,782
Professional Services - 0.8%
CoStar Group, Inc. (a)	7,300	3,339,969
TransUnion Holding Co., Inc.	34,500	2,227,320
		5,567,289
Trading Companies & Distributors - 0.8%
Bunzl PLC	185,500	5,838,480
Watsco, Inc.	1,400	201,446
		6,039,926

TOTAL INDUSTRIALS		26,580,470

INFORMATION TECHNOLOGY - 32.5%
Electronic Equipment & Components - 0.4%
SYNNEX Corp.	12,500	1,226,500
TTM Technologies, Inc. (a)	154,600	1,873,752
		3,100,252
IT Services - 8.0%
Accenture PLC Class A	1,000	161,380
Adyen BV (e)	466	349,834
Alliance Data Systems Corp.	57,900	10,016,700
Elastic NV (b)	600	54,336
EPAM Systems, Inc. (a)	8,300	1,342,774
First Data Corp. Class A (a)	43,000	1,081,020
FleetCor Technologies, Inc. (a)	400	93,312
Global Payments, Inc.	37,600	4,902,288
GoDaddy, Inc. (a)	57,900	4,322,235
Interxion Holding N.V. (a)	5,600	366,800
MasterCard, Inc. Class A	30,800	6,922,916
MongoDB, Inc. Class A (a)(b)	13,700	1,391,372
Netcompany Group A/S (e)	7,500	273,617
Okta, Inc. (a)	8,900	755,432
PayPal Holdings, Inc. (a)	49,800	4,883,886
Visa, Inc. Class A	54,700	8,102,164
Wix.com Ltd. (a)	106,969	11,686,363
Worldpay, Inc. (a)	7,900	756,820
		57,463,249
Semiconductors & Semiconductor Equipment - 6.4%
Analog Devices, Inc.	24,500	2,620,520
Applied Materials, Inc.	89,100	3,416,094
Broadcom, Inc.	13,200	3,634,752
Lam Research Corp.	21,300	3,750,717
Marvell Technology Group Ltd.	356,200	7,106,190
Micron Technology, Inc. (a)	126,500	5,171,320
NVIDIA Corp.	76,300	11,770,038
NXP Semiconductors NV	46,200	4,218,984
ON Semiconductor Corp. (a)	167,900	3,606,492
Qualcomm, Inc.	1,300	69,407
Semtech Corp. (a)	1,300	71,552
		45,436,066
Software - 14.0%
Adobe, Inc. (a)	27,200	7,140,000
Autodesk, Inc. (a)	31,600	5,151,116
Avalara, Inc.	3,835	200,225
Carbon Black, Inc.	1,000	13,090
Citrix Systems, Inc.	22,600	2,384,300
Cloudera, Inc. (a)	36,200	527,434
DocuSign, Inc.	1,800	99,270
Dropbox, Inc. Class A (a)	64,300	1,534,198
Intuit, Inc.	7,300	1,804,049
Microsoft Corp.	339,860	38,074,516
Nutanix, Inc. Class A (a)	35,800	1,793,222
Parametric Technology Corp. (a)	62,900	5,838,378
Q2 Holdings, Inc. (a)	3,600	247,752
RingCentral, Inc. (a)	7,200	758,088
Salesforce.com, Inc. (a)	80,848	13,230,775
ServiceNow, Inc. (a)	21,000	5,028,240
Splunk, Inc. (a)	700	95,116
SurveyMonkey	1,600	24,272
The Trade Desk, Inc. (a)	59,000	11,654,860
Workday, Inc. Class A (a)	17,200	3,404,396
Zscaler, Inc. (a)	1,300	64,584
Zuora, Inc.	60,200	1,430,352
		100,498,233
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	153,833	26,636,184

TOTAL INFORMATION TECHNOLOGY		233,133,984

MATERIALS - 2.4%
Chemicals - 2.1%
DowDuPont, Inc.	19,800	1,053,954
LG Chemical Ltd.	10,031	3,480,325
LyondellBasell Industries NV Class A	33,600	2,873,472
Olin Corp.	109,229	2,824,662
The Chemours Co. LLC	130,000	4,943,900
		15,176,313
Containers & Packaging - 0.3%
Crown Holdings, Inc. (a)	32,000	1,737,280

TOTAL MATERIALS		16,913,593

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	59,000	10,392,850
Equinix, Inc.	5,400	2,286,900
		12,679,750
UTILITIES - 0.2%
Electric Utilities - 0.1%
DONG Energy A/S (e)	9,500	689,398
Independent Power and Renewable Electricity Producers - 0.1%
Bloom Energy Corp. Class A (b)	34,800	503,556

TOTAL UTILITIES		1,192,954

TOTAL COMMON STOCKS
(Cost $438,600,822)		667,024,784

Preferred Stocks - 5.8%
Convertible Preferred Stocks - 5.8%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc. Series C (c)(d)	1,387,600	336,493
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	354	19,412
Series B (c)(d)	62	3,400
Series C (c)(d)	596	32,682
		55,494
TOTAL CONSUMER DISCRETIONARY		391,987
CONSUMER STAPLES - 4.8%
Tobacco - 4.8%
JUUL Labs, Inc.:
Series C (a)(c)(d)(f)	127,682	34,378,379
Series D (c)(d)	938	252,557
		34,630,936
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (a)(c)(d)	67,979	637,493
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series I (c)(d)	3,290	611,940
INFORMATION TECHNOLOGY - 0.7%
Software - 0.7%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	11,400	125,400
Lyft, Inc. Series I (c)(d)	45,994	2,285,902
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	55,193	2,691,763
		5,103,065

TOTAL CONVERTIBLE PREFERRED STOCKS		41,375,421

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	190	10,419
TOTAL PREFERRED STOCKS
(Cost $4,672,732)		41,385,840

Money Market Funds - 9.0%
Fidelity Cash Central Fund, 2.44% (g)	2,707,072	2,707,613
Fidelity Securities Lending Cash Central Fund 2.45% (g)(h)	62,148,210	62,154,425
TOTAL MONEY MARKET FUNDS
(Cost $64,862,038)		64,862,038
TOTAL INVESTMENT IN SECURITIES - 107.9%
(Cost $508,135,592)		773,272,662
NET OTHER ASSETS (LIABILITIES) - (7.9)%		(56,750,330)
NET ASSETS - 100%		$716,522,332

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,625,979 or 5.8% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,312,849 or 0.2% of net assets.

 (f) A portion of the security sold on a delayed delivery basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Allbirds, Inc.	10/9/18	$49,243
Allbirds, Inc.	10/9/18	$10,419
Allbirds, Inc. Series A	10/9/18	$19,412
Allbirds, Inc. Series B	10/9/18	$3,400
Allbirds, Inc. Series C	10/9/18	$32,682
Cloudflare, Inc. Series D, 8.00%	9/10/18	$125,400
Clover Health Series D	6/7/17	$637,493
JUUL Labs, Inc.	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Lyft, Inc. Series I	6/27/18	$2,177,995
Neutron Holdings, Inc. Series C	7/3/18	$253,709
Space Exploration Technologies Corp. Series I	4/5/18	$556,010
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$856,212

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$45,994
Fidelity Securities Lending Cash Central Fund	56,813
Total	$102,807

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$115,023,664	$115,023,664	$--	$--
Consumer Discretionary	116,095,093	115,643,444	--	451,649
Consumer Staples	50,431,052	14,856,427	752,791	34,821,834
Energy	7,233,131	7,233,131	--	--
Financials	35,287,381	34,649,888	--	637,493
Health Care	88,124,547	88,124,547	--	--
Industrials	27,192,410	25,215,688	1,364,782	611,940
Information Technology	238,237,049	233,133,984	--	5,103,065
Materials	16,913,593	16,913,593	--	--
Real Estate	12,679,750	12,679,750	--	--
Utilities	1,192,954	1,192,954	--	--
Money Market Funds	64,862,038	64,862,038	--	--
Total Investments in Securities:	$773,272,662	$729,529,108	$2,117,573	$41,625,981

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$35,640,549
Net Realized Gain (Loss) on Investment Securities	34,045,372
Net Unrealized Gain (Loss) on Investment Securities	(198,224)
Cost of Purchases	--
Proceeds of Sales	(34,665,863)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$34,821,834
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2019	$(198,224)
Other Investments in Securities
Beginning Balance	$6,557,526
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	246,621
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$6,804,147
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2019	$246,621

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$41,625,981	Market comparable	Enterprise value/Sales multiple (EV/S)	2.8	Increase
			Discount rate	30.0%	Decrease
		Market approach	Transaction price	$0.24 - $269.25 / $244.64	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Equity Growth Fund

February 28, 2019

AXM1-QTLY-0419
1.9860272.104

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMUNICATION SERVICES - 8.2%
Entertainment - 0.4%
Electronic Arts, Inc. (a)	45,600	$4,367,568
Interactive Media & Services - 7.8%
Alphabet, Inc. Class A (a)	52,300	58,918,565
Facebook, Inc. Class A (a)	61,600	9,945,320
Tencent Holdings Ltd.	160,800	6,885,979
		75,749,864

TOTAL COMMUNICATION SERVICES		80,117,432

CONSUMER DISCRETIONARY - 13.8%
Diversified Consumer Services - 1.1%
Grand Canyon Education, Inc. (a)	57,900	6,697,872
Laureate Education, Inc. Class A (a)	291,800	4,461,622
		11,159,494
Hotels, Restaurants & Leisure - 2.1%
Domino's Pizza, Inc.	17,500	4,391,450
McDonald's Corp.	43,700	8,033,808
Wingstop, Inc.	43,800	2,917,518
Yum! Brands, Inc.	51,200	4,838,400
		20,181,176
Household Durables - 1.0%
D.R. Horton, Inc.	125,700	4,888,473
NVR, Inc. (a)	1,990	5,213,800
		10,102,273
Internet & Direct Marketing Retail - 6.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	45,800	8,382,774
Amazon.com, Inc. (a)	34,400	56,410,152
		64,792,926
Specialty Retail - 1.8%
Five Below, Inc. (a)	11,600	1,396,060
Ross Stores, Inc.	84,400	8,003,652
Ulta Beauty, Inc. (a)	24,500	7,656,005
		17,055,717
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (a)	40,000	1,824,000
LVMH Moet Hennessy - Louis Vuitton SA	20,089	6,894,323
Pinduoduo, Inc. ADR (b)	69,200	2,071,848
		10,790,171

TOTAL CONSUMER DISCRETIONARY		134,081,757

CONSUMER STAPLES - 3.6%
Beverages - 1.1%
Fever-Tree Drinks PLC	83,439	2,963,724
Kweichow Moutai Co. Ltd. (A Shares)	24,280	2,738,457
Pernod Ricard SA	17,500	3,013,674
Pernod Ricard SA ADR	70,900	2,441,087
		11,156,942
Food Products - 0.2%
The Simply Good Foods Co. (a)	75,700	1,548,822
Household Products - 1.6%
Energizer Holdings, Inc.	128,300	5,886,404
Procter & Gamble Co.	100,200	9,874,710
		15,761,114
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	43,500	6,826,890

TOTAL CONSUMER STAPLES		35,293,768

ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Cheniere Energy, Inc. (a)	237,600	15,313,320
Reliance Industries Ltd.	365,016	6,343,209
		21,656,529
FINANCIALS - 6.6%
Banks - 2.6%
First Republic Bank	77,200	8,104,456
HDFC Bank Ltd.	20,604	605,678
HDFC Bank Ltd. sponsored ADR	50,900	5,147,008
M&T Bank Corp.	43,500	7,528,110
Metro Bank PLC (a)	16,900	199,384
SunTrust Banks, Inc.	58,800	3,814,356
		25,398,992
Capital Markets - 3.9%
Charles Schwab Corp.	426,200	19,609,462
CME Group, Inc.	79,938	14,541,522
JMP Group, Inc.	50,300	211,763
MSCI, Inc.	2,200	406,384
The Blackstone Group LP	97,700	3,262,203
		38,031,334
Diversified Financial Services - 0.1%
Prosegur Cash SA (c)	252,600	593,316

TOTAL FINANCIALS		64,023,642

HEALTH CARE - 15.9%
Biotechnology - 4.0%
AC Immune SA (a)	72,100	333,102
Acceleron Pharma, Inc. (a)	27,900	1,228,716
Affimed NV (a)(b)	104,600	367,146
Aimmune Therapeutics, Inc. (a)(b)	62,900	1,515,261
Alexion Pharmaceuticals, Inc. (a)	37,700	5,101,941
Biogen, Inc. (a)	21,000	6,888,210
Calyxt, Inc. (a)	55,333	886,988
Cytokinetics, Inc. (a)	80,910	584,170
Gamida Cell Ltd. (a)(b)	10,200	132,192
Immunomedics, Inc. (a)	59,202	933,024
Insmed, Inc. (a)	247,075	7,325,774
Prothena Corp. PLC (a)	50,400	675,360
Rubius Therapeutics, Inc.	9,783	155,354
Vertex Pharmaceuticals, Inc. (a)	68,867	12,998,646
		39,125,884
Health Care Equipment & Supplies - 6.7%
Align Technology, Inc. (a)	9,500	2,460,215
Becton, Dickinson & Co.	68,700	17,091,873
Boston Scientific Corp. (a)	376,600	15,109,192
Danaher Corp.	63,200	8,027,664
Intuitive Surgical, Inc. (a)	33,000	18,071,130
Penumbra, Inc. (a)	10,800	1,443,636
ResMed, Inc.	28,700	2,939,741
		65,143,451
Health Care Providers & Services - 0.5%
National Vision Holdings, Inc. (a)	3,300	110,880
Neuronetics, Inc.	14,500	253,025
UnitedHealth Group, Inc.	19,300	4,674,846
		5,038,751
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	30,400	3,584,464
Life Sciences Tools & Services - 0.7%
Bio-Techne Corp.	500	96,950
Codexis, Inc. (a)	43,200	933,984
Mettler-Toledo International, Inc. (a)	6,500	4,425,915
Thermo Fisher Scientific, Inc.	5,312	1,378,836
		6,835,685
Pharmaceuticals - 3.6%
Allergan PLC	53,400	7,353,714
AstraZeneca PLC sponsored ADR	365,300	15,189,174
Mallinckrodt PLC (a)	94,200	2,351,232
Mylan NV (a)	19,006	501,568
Novartis AG sponsored ADR	52,400	4,780,452
Perrigo Co. PLC	97,200	4,733,640
		34,909,780

TOTAL HEALTH CARE		154,638,015

INDUSTRIALS - 8.3%
Aerospace & Defense - 0.4%
TransDigm Group, Inc. (a)	9,800	4,254,082
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	128,100	7,515,627
Electrical Equipment - 1.8%
AMETEK, Inc.	93,500	7,440,730
Fortive Corp.	120,450	9,825,107
		17,265,837
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	14,700	4,757,655
Machinery - 2.4%
Allison Transmission Holdings, Inc.	105,400	5,238,380
Chart Industries, Inc. (a)	12,500	1,103,500
Deere & Co.	57,100	9,366,684
Gardner Denver Holdings, Inc. (a)	278,800	7,485,780
		23,194,344
Professional Services - 1.8%
Equifax, Inc.	44,100	4,829,391
IHS Markit Ltd. (a)	90,700	4,822,519
TransUnion Holding Co., Inc.	127,639	8,240,374
		17,892,284
Road & Rail - 0.6%
Norfolk Southern Corp.	32,300	5,791,390

TOTAL INDUSTRIALS		80,671,219

INFORMATION TECHNOLOGY - 34.6%
Electronic Equipment & Components - 0.4%
Zebra Technologies Corp. Class A (a)	17,700	3,549,027
IT Services - 10.3%
Adyen BV (c)	2,900	2,177,079
Broadridge Financial Solutions, Inc.	4,700	475,875
Elastic NV (b)	900	81,504
Fiserv, Inc. (a)	99,300	8,409,717
GoDaddy, Inc. (a)	99,600	7,435,140
MasterCard, Inc. Class A	35,900	8,069,243
Okta, Inc. (a)	16,700	1,417,496
PayPal Holdings, Inc. (a)	218,300	21,408,681
Shopify, Inc. Class A (a)	23,500	4,451,598
VeriSign, Inc. (a)	46,300	8,243,252
Visa, Inc. Class A	240,400	35,608,048
Wix.com Ltd. (a)	23,600	2,578,300
		100,355,933
Semiconductors & Semiconductor Equipment - 3.8%
ASML Holding NV	37,200	6,802,764
Broadcom, Inc.	11,600	3,194,176
Cree, Inc. (a)	34,600	1,882,586
Marvell Technology Group Ltd.	8,000	159,600
NVIDIA Corp.	62,800	9,687,528
NXP Semiconductors NV	120,900	11,040,588
Semtech Corp. (a)	79,900	4,397,696
		37,164,938
Software - 17.9%
Adobe, Inc. (a)	104,300	27,378,750
Autodesk, Inc. (a)	58,500	9,536,085
Black Knight, Inc. (a)	98,500	5,146,625
DocuSign, Inc.	55,800	3,077,370
Intuit, Inc.	46,400	11,466,832
Microsoft Corp.	635,600	71,206,268
Parametric Technology Corp. (a)	52,900	4,910,178
Red Hat, Inc. (a)	53,655	9,797,403
Salesforce.com, Inc. (a)	118,600	19,408,890
SolarWinds, Inc. (a)	275,600	5,239,156
Splunk, Inc. (a)	28,700	3,899,756
Upwork, Inc.	2,300	54,487
Zscaler, Inc. (a)(b)	67,100	3,333,528
		174,455,328
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	120,200	20,812,630

TOTAL INFORMATION TECHNOLOGY		336,337,856

MATERIALS - 3.1%
Chemicals - 2.8%
DowDuPont, Inc.	147,400	7,846,102
Sherwin-Williams Co.	13,000	5,631,600
The Chemours Co. LLC	225,500	8,575,765
Umicore SA	105,941	4,579,098
		26,632,565
Containers & Packaging - 0.3%
Aptargroup, Inc.	31,400	3,194,322

TOTAL MATERIALS		29,826,887

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	123,000	21,666,450
TOTAL COMMON STOCKS
(Cost $665,507,618)		958,313,555

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (a)(d)(e)	3,869	1,117,186
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	38,419	37,074

TOTAL CONVERTIBLE PREFERRED STOCKS		1,154,260

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	202,050	1,899,270
TOTAL PREFERRED STOCKS
(Cost $2,743,007)		3,053,530

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 2.44% (f)	7,415,763	7,417,246
Fidelity Securities Lending Cash Central Fund 2.45% (f)(g)	3,264,447	3,264,773
TOTAL MONEY MARKET FUNDS
(Cost $10,681,786)		10,682,019
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $678,932,411)		972,049,104
NET OTHER ASSETS (LIABILITIES) - 0.1%		585,385
NET ASSETS - 100%		$972,634,489

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,770,395 or 0.3% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,154,260 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E (Escrow)	8/1/14	$69,266
BioNTech AG Series A	12/29/17	$847,344

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$71,008
Fidelity Securities Lending Cash Central Fund	13,929
Total	$84,937

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$80,117,432	$73,231,453	$6,885,979	$--
Consumer Discretionary	134,081,757	127,187,434	6,894,323	--
Consumer Staples	35,293,768	35,293,768	--	--
Energy	21,656,529	21,656,529	--	--
Financials	65,922,912	65,317,234	605,678	--
Health Care	155,755,201	154,638,015	--	1,117,186
Industrials	80,671,219	80,671,219	--	--
Information Technology	336,374,930	336,337,856	--	37,074
Materials	29,826,887	29,826,887	--	--
Real Estate	21,666,450	21,666,450	--	--
Money Market Funds	10,682,019	10,682,019	--	--
Total Investments in Securities:	$972,049,104	$956,508,864	$14,385,980	$1,154,260

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Value Strategies Fund

February 28, 2019

SO-QTLY-0419
1.797930.115

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.7%
Media - 3.7%
Discovery Communications, Inc. Class A (a)(b)	236,800	$6,844
GCI Liberty, Inc. (a)	204,700	10,960
Liberty Global PLC Class C (a)	169,300	4,299
Nexstar Broadcasting Group, Inc. Class A	98,600	9,636
		31,739
CONSUMER DISCRETIONARY - 11.3%
Distributors - 1.0%
LKQ Corp. (a)	306,200	8,482
Diversified Consumer Services - 0.5%
Houghton Mifflin Harcourt Co. (a)	477,756	3,779
Hotels, Restaurants & Leisure - 3.8%
Eldorado Resorts, Inc. (a)	237,200	11,435
The Stars Group, Inc. (a)(b)	391,100	6,500
U.S. Foods Holding Corp. (a)	421,400	14,850
		32,785
Household Durables - 2.1%
D.R. Horton, Inc.	253,800	9,870
Mohawk Industries, Inc. (a)	61,200	8,331
		18,201
Internet & Direct Marketing Retail - 0.7%
Liberty Interactive Corp. QVC Group Series A (a)	325,800	5,868
Leisure Products - 0.8%
Mattel, Inc. (a)(b)	487,500	7,030
Multiline Retail - 1.4%
Dollar Tree, Inc. (a)	128,300	12,359
Specialty Retail - 1.0%
Lowe's Companies, Inc.	78,500	8,250

TOTAL CONSUMER DISCRETIONARY		96,754

CONSUMER STAPLES - 6.0%
Food Products - 2.8%
Conagra Brands, Inc.	417,700	9,762
Darling International, Inc. (a)	661,122	14,531
		24,293
Household Products - 1.1%
Spectrum Brands Holdings, Inc.	180,800	9,794
Personal Products - 0.8%
Coty, Inc. Class A	614,500	6,760
Tobacco - 1.3%
Altria Group, Inc.	209,600	10,985

TOTAL CONSUMER STAPLES		51,832

ENERGY - 7.0%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	248,100	6,545
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.	193,116	8,401
Cheniere Energy, Inc. (a)	183,400	11,820
Encana Corp.	676,100	4,963
Lundin Petroleum AB	332,100	10,859
Noble Energy, Inc.	469,300	10,395
Valero Energy Corp.	91,600	7,471
		53,909

TOTAL ENERGY		60,454

FINANCIALS - 17.7%
Banks - 3.8%
U.S. Bancorp	330,884	17,103
Wells Fargo & Co.	308,070	15,370
		32,473
Capital Markets - 7.6%
Ameriprise Financial, Inc.	93,600	12,321
Apollo Global Management LLC Class A	425,550	12,469
Ares Management Corp.	381,500	9,011
Invesco Ltd.	361,600	6,997
State Street Corp.	141,700	10,184
The Blackstone Group LP	423,200	14,131
		65,113
Consumer Finance - 3.7%
Capital One Financial Corp.	150,800	12,604
OneMain Holdings, Inc.	314,000	10,362
SLM Corp.	784,600	8,670
		31,636
Insurance - 2.6%
American International Group, Inc.	233,100	10,070
Chubb Ltd.	94,282	12,624
		22,694

TOTAL FINANCIALS		151,916

HEALTH CARE - 4.0%
Health Care Providers & Services - 1.6%
Cigna Corp.	47,300	8,251
CVS Health Corp.	102,200	5,910
		14,161
Pharmaceuticals - 2.4%
Allergan PLC	49,800	6,858
Jazz Pharmaceuticals PLC (a)	95,600	13,387
		20,245

TOTAL HEALTH CARE		34,406

INDUSTRIALS - 11.5%
Aerospace & Defense - 2.0%
Huntington Ingalls Industries, Inc.	51,400	10,764
United Technologies Corp.	53,700	6,748
		17,512
Airlines - 1.1%
American Airlines Group, Inc.	265,600	9,463
Commercial Services & Supplies - 1.3%
The Brink's Co.	143,500	11,325
Construction & Engineering - 1.4%
AECOM (a)	396,400	12,273
Machinery - 1.3%
WABCO Holdings, Inc. (a)	77,900	10,714
Professional Services - 0.7%
Nielsen Holdings PLC	219,500	5,751
Trading Companies & Distributors - 3.1%
AerCap Holdings NV (a)	219,337	9,901
Fortress Transportation & Infrastructure Investors LLC	350,800	5,620
HD Supply Holdings, Inc. (a)	256,400	11,028
		26,549
Transportation Infrastructure - 0.6%
Macquarie Infrastructure Co. LLC	121,700	4,976

TOTAL INDUSTRIALS		98,563

INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 0.8%
CommScope Holding Co., Inc. (a)	285,068	6,645
Electronic Equipment & Components - 0.6%
Flextronics International Ltd. (a)	529,400	5,580
IT Services - 4.2%
Cognizant Technology Solutions Corp. Class A	99,800	7,084
Conduent, Inc. (a)	548,100	8,013
DXC Technology Co.	144,600	9,523
Leidos Holdings, Inc.	177,600	11,471
		36,091
Semiconductors & Semiconductor Equipment - 2.0%
Marvell Technology Group Ltd.	471,300	9,402
NXP Semiconductors NV	87,700	8,009
		17,411
Software - 1.8%
Micro Focus International PLC	626,200	15,544

TOTAL INFORMATION TECHNOLOGY		81,271

MATERIALS - 7.5%
Chemicals - 5.1%
DowDuPont, Inc.	208,212	11,083
LyondellBasell Industries NV Class A	117,792	10,074
Nutrien Ltd.	218,700	11,904
Westlake Chemical Corp.	155,703	10,879
		43,940
Construction Materials - 0.9%
Eagle Materials, Inc.	97,000	7,415
Containers & Packaging - 1.5%
Crown Holdings, Inc. (a)	240,954	13,081

TOTAL MATERIALS		64,436

REAL ESTATE - 13.2%
Equity Real Estate Investment Trusts (REITs) - 11.9%
American Tower Corp.	134,208	23,641
CubeSmart	550,200	16,858
Douglas Emmett, Inc.	291,900	11,267
Equinix, Inc.	37,700	15,966
Equity Lifestyle Properties, Inc.	154,600	16,796
National Retail Properties, Inc.	344,600	17,954
		102,482
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	217,300	10,813

TOTAL REAL ESTATE		113,295

UTILITIES - 8.2%
Electric Utilities - 2.9%
PPL Corp.	792,800	25,500
Multi-Utilities - 5.3%
Ameren Corp.	293,400	20,902
Sempra Energy	202,488	24,388
		45,290

TOTAL UTILITIES		70,790

TOTAL COMMON STOCKS
(Cost $804,836)		855,456

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 2.44% (c)	3,579,182	3,580
Fidelity Securities Lending Cash Central Fund 2.45% (c)(d)	12,709,123	12,710
TOTAL MONEY MARKET FUNDS
(Cost $16,290)		16,290
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $821,126)		871,746
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(12,418)
NET ASSETS - 100%		$859,328

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$21
Fidelity Securities Lending Cash Central Fund	6
Total	$27

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Stock Selector Mid Cap Fund

February 28, 2019

MC-QTLY-0419
1.797928.115

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.0%
Entertainment - 0.8%
Cinemark Holdings, Inc.	213,928	$8,050
Electronic Arts, Inc. (a)	84,400	8,084
		16,134
Media - 2.2%
AMC Networks, Inc. Class A (a)	86,405	5,678
Discovery Communications, Inc. Class A (a)(b)	174,180	5,034
GCI Liberty, Inc. (a)	134,124	7,181
Interpublic Group of Companies, Inc.	213,051	4,907
Liberty Broadband Corp. Class A (a)	97,487	8,708
Liberty Media Corp.:
Liberty Media Class A (a)	105,036	3,229
Liberty SiriusXM Series A (a)	150,900	6,172
Omnicom Group, Inc.	73,082	5,532
		46,441

TOTAL COMMUNICATION SERVICES		62,575

CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.9%
Gentex Corp.	913,300	18,577
Distributors - 0.8%
LKQ Corp. (a)	595,000	16,482
Diversified Consumer Services - 1.3%
Graham Holdings Co.	15,400	10,529
Grand Canyon Education, Inc. (a)	116,700	13,500
H&R Block, Inc.	130,700	3,156
		27,185
Hotels, Restaurants & Leisure - 0.3%
U.S. Foods Holding Corp. (a)	156,800	5,526
Household Durables - 2.1%
iRobot Corp. (a)(b)	17,400	2,176
Mohawk Industries, Inc. (a)	66,300	9,025
NVR, Inc. (a)	12,500	32,750
		43,951
Internet & Direct Marketing Retail - 0.1%
Liberty Interactive Corp. QVC Group Series A (a)	130,484	2,350
Leisure Products - 0.6%
Brunswick Corp.	220,500	11,629
Multiline Retail - 1.9%
Dollar General Corp.	144,300	17,094
Dollar Tree, Inc. (a)	230,600	22,214
		39,308
Specialty Retail - 2.8%
AutoZone, Inc. (a)	21,400	20,094
Foot Locker, Inc.	64,300	3,827
O'Reilly Automotive, Inc. (a)	41,200	15,325
Ross Stores, Inc.	108,100	10,251
Williams-Sonoma, Inc. (b)	161,800	9,410
		58,907
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	38,300	3,732
PVH Corp.	113,700	13,057
		16,789

TOTAL CONSUMER DISCRETIONARY		240,704

CONSUMER STAPLES - 2.7%
Beverages - 0.3%
Coca-Cola European Partners PLC	143,700	6,774
Food & Staples Retailing - 0.1%
Welbilt, Inc. (a)	122,748	1,960
Food Products - 1.1%
Conagra Brands, Inc.	243,327	5,687
Ingredion, Inc.	136,000	12,573
The J.M. Smucker Co.	37,800	4,003
		22,263
Household Products - 0.8%
Church & Dwight Co., Inc.	64,000	4,211
Energizer Holdings, Inc.	127,300	5,841
Spectrum Brands Holdings, Inc.	114,107	6,181
		16,233
Personal Products - 0.2%
Coty, Inc. Class A	369,500	4,065
Tobacco - 0.2%
Universal Corp.	84,500	5,014

TOTAL CONSUMER STAPLES		56,309

ENERGY - 3.5%
Energy Equipment & Services - 0.7%
Dril-Quip, Inc. (a)	148,100	6,311
Ensco PLC Class A (b)	1,296,000	5,314
Nabors Industries Ltd.	1,043,500	3,381
		15,006
Oil, Gas & Consumable Fuels - 2.8%
Cimarex Energy Co.	82,100	5,904
Diamondback Energy, Inc.	104,126	10,718
EQT Corp.	326,300	5,913
HollyFrontier Corp.	135,900	6,958
PBF Energy, Inc. Class A	188,800	5,866
PDC Energy, Inc. (a)	125,300	4,645
Whiting Petroleum Corp. (a)	128,500	3,132
WPX Energy, Inc. (a)	1,105,400	13,641
		56,777

TOTAL ENERGY		71,783

FINANCIALS - 15.9%
Banks - 7.5%
First Bancorp, Puerto Rico	325,000	3,741
First Hawaiian, Inc.	250,000	6,740
First Horizon National Corp.	2,307,900	36,072
Huntington Bancshares, Inc.	3,100,506	44,670
PacWest Bancorp	411,300	16,872
Popular, Inc.	210,300	11,857
Signature Bank	191,300	25,971
Wintrust Financial Corp.	120,700	8,892
		154,815
Capital Markets - 2.7%
E*TRADE Financial Corp.	431,400	21,134
Monex Group, Inc. (b)	895,900	3,424
Morningstar, Inc.	107,600	13,618
Oaktree Capital Group LLC Class A	250,800	10,626
Virtu Financial, Inc. Class A	268,170	6,742
		55,544
Consumer Finance - 3.4%
First Cash Financial Services, Inc.	95,000	8,328
OneMain Holdings, Inc.	1,216,914	40,158
SLM Corp.	2,047,462	22,624
		71,110
Diversified Financial Services - 0.3%
ECN Capital Corp.	2,015,300	6,218
Insurance - 1.1%
Old Republic International Corp.	470,000	9,804
Primerica, Inc.	82,400	10,303
Talanx AG	80,000	3,090
		23,197
Thrifts & Mortgage Finance - 0.9%
Essent Group Ltd. (a)	262,400	11,320
LendingTree, Inc. (a)	23,200	7,400
		18,720

TOTAL FINANCIALS		329,604

HEALTH CARE - 8.7%
Biotechnology - 0.5%
Sarepta Therapeutics, Inc. (a)	74,000	10,674
Health Care Equipment & Supplies - 4.5%
Hologic, Inc. (a)	245,000	11,552
Insulet Corp. (a)	118,000	11,081
Integra LifeSciences Holdings Corp. (a)	260,000	14,323
Masimo Corp. (a)	150,000	19,692
Nanosonics Ltd. (a)	2,500,000	7,360
Penumbra, Inc. (a)	64,000	8,555
Teleflex, Inc.	40,000	11,594
Wright Medical Group NV (a)	306,000	9,581
		93,738
Health Care Providers & Services - 2.7%
Covetrus, Inc. (a)	210,000	7,514
Molina Healthcare, Inc. (a)	162,000	21,810
Notre Dame Intermedica Participacoes SA	860,000	7,606
Premier, Inc. (a)	180,000	6,584
Wellcare Health Plans, Inc. (a)	50,000	12,679
		56,193
Health Care Technology - 0.3%
Teladoc Health, Inc. (a)	90,000	5,792
Pharmaceuticals - 0.7%
Amneal Pharmaceuticals, Inc. (a)	60,000	812
Amneal Pharmaceuticals, Inc. (c)	297,297	4,022
Nektar Therapeutics (a)	100,000	4,054
Perrigo Co. PLC	100,000	4,870
		13,758

TOTAL HEALTH CARE		180,155

INDUSTRIALS - 14.2%
Aerospace & Defense - 0.4%
Esterline Technologies Corp. (a)	69,500	8,462
Airlines - 1.4%
American Airlines Group, Inc.	395,491	14,091
JetBlue Airways Corp. (a)	885,600	14,790
		28,881
Building Products - 1.9%
Allegion PLC	137,191	12,342
Jeld-Wen Holding, Inc. (a)	867,709	17,536
Owens Corning	62,500	3,121
USG Corp.	137,800	5,941
		38,940
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	119,900	5,345
Construction & Engineering - 3.2%
AECOM (a)	1,057,937	32,754
Arcadis NV (b)	1,182,512	19,880
Jacobs Engineering Group, Inc.	177,500	13,096
		65,730
Electrical Equipment - 1.1%
Sensata Technologies, Inc. PLC (a)	436,451	22,141
Machinery - 1.6%
Allison Transmission Holdings, Inc.	255,563	12,701
WABCO Holdings, Inc. (a)	144,300	19,846
		32,547
Marine - 0.9%
A.P. Moller - Maersk A/S Series B	13,785	18,546
Professional Services - 0.8%
Nielsen Holdings PLC	617,900	16,189
Road & Rail - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	154,600	5,199
Ryder System, Inc.	61,800	3,841
		9,040
Trading Companies & Distributors - 2.3%
HD Supply Holdings, Inc. (a)	681,849	29,326
MRC Global, Inc. (a)	1,153,955	19,456
		48,782

TOTAL INDUSTRIALS		294,603

INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (a)	81,400	1,897
Electronic Equipment & Components - 4.2%
Avnet, Inc.	319,800	13,908
Belden, Inc.	160,100	9,893
Cognex Corp.	209,400	11,182
Coherent, Inc. (a)	29,400	3,913
Corning, Inc.	251,600	8,758
Jabil, Inc.	595,500	16,912
SYNNEX Corp.	11,100	1,089
Trimble, Inc. (a)	295,500	11,823
TTM Technologies, Inc. (a)	488,500	5,921
Vishay Intertechnology, Inc.	176,500	3,869
		87,268
IT Services - 3.6%
Akamai Technologies, Inc. (a)	107,600	7,495
Alliance Data Systems Corp.	43,500	7,526
Capgemini SA	108,400	12,971
ExlService Holdings, Inc. (a)	83,000	5,096
Gartner, Inc. (a)	59,500	8,467
Leidos Holdings, Inc.	302,100	19,513
Total System Services, Inc.	87,200	8,232
WEX, Inc. (a)	26,500	4,719
		74,019
Semiconductors & Semiconductor Equipment - 2.2%
Cirrus Logic, Inc. (a)	283,800	11,389
Lam Research Corp.	34,700	6,110
Microchip Technology, Inc. (b)	50,600	4,396
Skyworks Solutions, Inc.	104,600	8,542
Versum Materials, Inc.	306,700	15,028
		45,465
Software - 4.2%
Blackbaud, Inc.	49,000	3,785
Box, Inc. Class A (a)	177,700	3,597
Check Point Software Technologies Ltd. (a)	62,200	7,607
Citrix Systems, Inc.	61,000	6,436
Constellation Software, Inc.	11,600	9,906
LogMeIn, Inc.	14,400	1,144
Micro Focus International PLC	304,300	7,554
Monotype Imaging Holdings, Inc.	327,400	6,417
Parametric Technology Corp. (a)	68,900	6,395
Pivotal Software, Inc.	291,800	6,542
SPS Commerce, Inc. (a)	32,200	3,438
Symantec Corp.	365,700	8,225
Ultimate Software Group, Inc. (a)	45,200	14,984
		86,030
Technology Hardware, Storage & Peripherals - 0.3%
Western Digital Corp.	126,900	6,383

TOTAL INFORMATION TECHNOLOGY		301,062

MATERIALS - 6.5%
Chemicals - 2.9%
Ashland Global Holdings, Inc.	185,400	14,346
Axalta Coating Systems Ltd. (a)	415,300	11,101
Olin Corp.	459,300	11,877
The Chemours Co. LLC	426,000	16,201
W.R. Grace & Co.	101,097	7,852
		61,377
Construction Materials - 0.6%
Eagle Materials, Inc.	160,900	12,299
Containers & Packaging - 1.9%
Aptargroup, Inc.	156,500	15,921
Packaging Corp. of America	73,000	6,978
Sonoco Products Co.	275,500	15,949
		38,848
Metals & Mining - 1.1%
Steel Dynamics, Inc.	598,800	22,347

TOTAL MATERIALS		134,871

REAL ESTATE - 9.7%
Equity Real Estate Investment Trusts (REITs) - 8.9%
Alexandria Real Estate Equities, Inc.	160,200	21,770
CareTrust (REIT), Inc.	520,800	11,635
CoreSite Realty Corp.	113,500	11,605
Corrections Corp. of America	281,096	5,954
CubeSmart	162,800	4,988
Duke Realty Corp.	452,578	13,383
Equity Lifestyle Properties, Inc.	99,800	10,842
Front Yard Residential Corp. Class B	536,121	5,967
Healthcare Realty Trust, Inc.	541,000	17,123
Highwoods Properties, Inc. (SBI)	341,100	15,796
Outfront Media, Inc.	375,700	8,431
Potlatch Corp.	230,454	8,294
RLJ Lodging Trust	477,500	8,867
Spirit Realty Capital, Inc.	389,780	15,061
Taubman Centers, Inc.	100,800	5,381
UDR, Inc.	180,000	7,996
Urban Edge Properties	581,368	11,290
		184,383
Real Estate Management & Development - 0.8%
Cushman & Wakefield PLC	478,100	8,764
Howard Hughes Corp. (a)	74,000	8,242
		17,006

TOTAL REAL ESTATE		201,389

UTILITIES - 5.0%
Electric Utilities - 0.9%
Entergy Corp.	53,600	5,002
Evergy, Inc.	159,330	8,908
Vistra Energy Corp.	200,000	5,208
		19,118
Gas Utilities - 2.8%
Atmos Energy Corp.	213,700	21,124
South Jersey Industries, Inc.	438,600	12,697
Southwest Gas Holdings, Inc.	117,400	9,620
UGI Corp.	273,374	15,008
		58,449
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	52,000	2,167
Multi-Utilities - 0.6%
Avangrid, Inc.	67,286	3,253
Dominion Resources, Inc.	94,804	7,024
MDU Resources Group, Inc.	79,900	2,111
		12,388
Water Utilities - 0.6%
SJW Corp.	180,000	11,011

TOTAL UTILITIES		103,133

TOTAL COMMON STOCKS
(Cost $1,801,803)		1,976,188
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.38% 3/7/19 to 4/18/19 (d)
(Cost $1,247)	1,250	1,247
	Shares	Value (000s)

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 2.44% (e)	101,671,950	$101,692
Fidelity Securities Lending Cash Central Fund 2.45% (e)(f)	42,446,715	42,451
TOTAL MONEY MARKET FUNDS
(Cost $144,139)		144,143
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $1,947,189)		2,121,578
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(49,155)
NET ASSETS - 100%		$2,072,423

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	105	March 2019	$20,063	$1,791	$1,791

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,022,000 or 0.2% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,021,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amneal Pharmaceuticals, Inc.	5/4/18	$5,426

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$427
Fidelity Securities Lending Cash Central Fund	29
Total	$456

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$62,575	$62,575	$--	$--
Consumer Discretionary	240,704	240,704	--	--
Consumer Staples	56,309	56,309	--	--
Energy	71,783	71,783	--	--
Financials	329,604	329,604	--	--
Health Care	180,155	180,155	--	--
Industrials	294,603	276,057	18,546	--
Information Technology	301,062	301,062	--	--
Materials	134,871	134,871	--	--
Real Estate	201,389	201,389	--	--
Utilities	103,133	103,133	--	--
U.S. Government and Government Agency Obligations	1,247	--	1,247	--
Money Market Funds	144,143	144,143	--	--
Total Investments in Securities:	$2,121,578	$2,101,785	$19,793	$--
Derivative Instruments:
Assets
Futures Contracts	$1,791	$1,791	$--	$--
Total Assets	$1,791	$1,791	$--	$--
Total Derivative Instruments:	$1,791	$1,791	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 26, 2019